Annual Report as of
May 31, 2000

SEI INSTITUTIONAL
INVESTMENTS TRUST

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Large Cap Fund
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Large Cap Value Fund
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Large Cap Growth Fund
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Small Cap Fund
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Core Fixed Income Fund
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International Equity Fund
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[logo omitted]

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TABLE OF CONTENTS

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MANAGEMENT'S DISCUSSION AND ANALYSIS
   OF FUND PERFORMANCE..................................................     1
REPORT OF INDEPENDENT ACCOUNTANTS.......................................     8
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS.........................     9
STATEMENT OF ASSETS AND LIABILITIES.....................................    44
STATEMENT OF OPERATIONS.................................................    45
STATEMENT OF CHANGES IN NET ASSETS......................................    47
FINANCIAL HIGHLIGHTS....................................................    49
NOTES TO FINANCIAL STATEMENTS...........................................    50
NOTICE TO SHAREHOLDERS..................................................    56

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

          LARGE CAP FUND
      OBJECTIVE: The Large Cap Fund seeks to provide long-term growth of capital and income.
      STRATEGY: The Large Cap Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by six investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.
      ANALYSIS: The Large Cap Fund returned 9.10% for the fiscal year ended May 31, 2000. For the period from June 30, 1996 through May 31, 1999, the Large Cap Fund returned 22.63% on an annualized basis, closely tracking the Russell 1000 Index return of 22.78% over the same time period.
      The broad market continued to advance over the last fiscal year. Smaller cap, growth oriented issues were the clear leader of the U.S. market, outperforming large cap value stocks by a very wide margin. Within large cap, growth stocks outperformed value stocks over most of the fiscal year, although value issues rebounded strongly in March, and continued to outperform growth in April and May of 2000 as investors reacted to Fed tightenings, earnings surprises, and a dose of cash flow reality in the dot-com universe.
      From a sector perspective the leaders over the fiscal year continued to be the technology stocks, particularly internet and internet-related names. Electronics as a group was up over 90% for the fiscal year, while business machines and business services were up 36% and 18%, respectively. Energy stocks and producer goods stocks were also among the market leaders, as energy prices rose and the U.S. economy continued to charge ahead at nearly full employment despite the Fed's cooling efforts. Rising rates did, however lead to a decline in demand for construction and consumer durables, which were among the poorer performers. Other underperforming areas of the market included aerospace and air transportation, cosmetics, railroads and shipping, tires and rubber and tobacco.
      Overall the Fund continues to target a style neutral position to the Russell 1000 Index, which controls unnecessary risk and puts the focus on stock selection from the six specialist sub-advisers.

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                                   LARGE CAP FUND
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                           AVERAGE ANNUAL TOTAL RETURN(1)
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                                    Annualized Annualized
                         One Year     3 Year    Inception
                          Return      Return     to Date
--------------------------------------------------------------------------------
Large Cap Fund             9.10%      20.21%     22.39%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI INSTITUTIONAL INVESTMENTS TRUST LARGE CAP FUND, VERSUS THE
FRANK RUSSELL 1000 INDEX

[graph omitted]
[plot points follows:]
                      Frank
                      Russell
           Large Cap  1000
             Fund     Index
6/30/96     10,000    10,000
5/31/97     12,812    12,697
5/31/98     17,086    16,597
5/31/99     20,400    19,968
5/31/00     22,257    22,356

(1) FOR THE PERIOD ENDED MAY 31, 2000. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

      LARGE CAP VALUE FUND
      OBJECTIVE: The Large Cap Value Fund seeks to provide long-term growth of capital and income.
      STRATEGY: The Large Cap Value Fund began operations January 31, 2000. The Fund employs a multi-manager structure to gain exposure to the large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by three investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.
      ANALYSIS: The Large Cap Value Fund returned 4.00% for the period from inception, January 31, 2000 through May 31, 2000. The Fund's benchmark, the Russell 1000 Value Index, returned 3.74% over the same period.
      After trailing growth in February, value stocks posted a strong advance in March, and significantly outperformed growth stocks in both April and May as investors reacted to Fed tightenings, earnings surprises, and a dose of cash flow reality in the dot-com universe.
      From a sector perspective the leaders over the period were the energy, domestic oil and real property stocks. Energy stocks as a group were up over 49% for the period, while domestic oil and real property stocks were up 26% and 15%, respectively. The U.S. economy finally began to show signs of cooling by the end of the period, due in part to the Fed's tightening efforts. Rising rates led to a decline in demand for construction and consumer durables, which were among the poorer performers. Other underperforming areas of the market included non-ferrous metals, containers, cosmetics, steel and telephone.
      Overall the Fund continues to target a style neutral position to the Russell 1000 Value Index, which controls unnecessary risk and puts the focus on stock selection from the three specialist sub-advisers.

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                           LARGE CAP VALUE FUND
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                      AVERAGE ANNUAL TOTAL RETURN(1)
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                        Cumulative Inception to Date
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Large Cap Value Fund               4.00%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI
INSTITUTIONAL INVESTMENTS TRUST LARGE CAP VALUE FUND, VERSUS THE FRANK RUSSELL VALUE 1000 INDEX, THE S&P 500/BARRA VALUE INDEX, AND THE S&P 500 COMPOSITE INDEX

[graph omitted]
[plot points follows]

          Large Cap       Frank            S&P      S&P 500/
           Value        Russell 1000       500      BARRA
           Fund         Value Index                 Value Index
1/31/00   10,000           10,000        10,000       10,000
5/31/00   10,400           10,374        10,232       10,315

1 FOR THE PERIOD ENDED MAY 31, 2000. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 1/31/00.

      LARGE CAP GROWTH FUND
      OBJECTIVE:The Large Cap Growth Fund seeks to provide capital appreciation.
      STRATEGY: The Large Cap Growth Fund began operations February 28, 2000. The Fund employs a multi-manager structure to gain exposure to the large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by three investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.
      ANALYSIS: The Large Cap Growth Fund returned -0.24% for the period from inception, February 28, 2000, through May 31, 2000. The Fund's benchmark, the Russell 1000 Growth Index, returned -3.08% over the same period.
      After trailing growth in February, value stocks posted a strong advance in March, and significantly outperformed growth stocks in both April and May as investors reacted to Fed tightenings, earnings surprises, and a dose of cash flow reality in the dot-com universe.
      From a sector perspective the leaders over the period were the financial stocks. Bank stocks as a group was up over 34% for the period, while insurance and miscellaneous finance stocks were up 30% and 9%, respectively. The U.S. economy finally began to show signs of cooling by the end of the period, due in part to the Fed's tightening efforts. Underperforming areas of the market included Non-ferrous metals, Telephone and Miscellaneous.
      Overall the Fund continues to target a style neutral position to the Russell 1000 Growth Index, which controls unnecessary risk and puts the focus on stock selection from the three specialist sub-advisers.

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                          LARGE CAP GROWTH FUND
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                       AVERAGE ANNUAL TOTAL RETURN(1)
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                        Cumulative Inception to Date
Large Cap Growth Fund              -0.24%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI
INSTITUTIONAL INVESTMENTS TRUST LARGE CAP GROWTH FUND, VERSUS THE FRANK RUSSELL 1000 GROWTH INDEX AND THE S&P 500/BARRA GROWTH INDEX

[graph omitted]
[plot pointz follows]

          Large         Frank                S&P 500/BARRA
          Cap Growth    Russell 1000         Growth Index
          Fund          Growth Index
1/31/00    10,000          10,000              10,000
5/31/00     9,781           9,692               9,961

1 For the period ended May 31, 2000. Past performance is no indication of future
  Performance. Fund Shares were offered beginning 2/28/00.
                                                                              3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

      SMALL CAP FUND
      OBJECTIVE: The Small Cap Fund seeks to provide capital appreciation.
      STRATEGY: The Small Cap Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Fund is sub-advised by eight investment managers, who are responsible for the stock selection of the investment portfolio.
      Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles are: core value, contrarian value, price/book value, deep-value, real estate specialty, conservative growth, aggressive growth, and disciplined growth.
      ANALYSIS: The Small Cap Fund returned 21.06 % for the fiscal year ended May 31, 2000, versus the benchmark Russell 2000 Index return of 9.91%. For the period June 30, 1996 through May 31, 2000, the Fund returned 13.06% annualized, outperforming the Russell 2000 Index return of 9.88% annualized over the same time period. The fiscal year was again dominated by technology companies within small cap growth, which led to a dramatic spread between growth and value stocks in the group. The spread between growth and value was 45 percentage points for the period. Throughout the period the Fund maintained a weighting to technology issues which was roughly equal to that of the benchmark and therefore participated fully in the strong gains the group enjoyed. Additionally, security selection was especially good in electronics, and outstanding in business services, the two best performing areas of the market. Business machines, domestic oil and pharmaceuticals issues also performed well during the fiscal year for the Fund. Food and agriculture, motor vehicles and steel issues struggled throughout the period.
      Spyglass Asset Management ("Spyglass") was replaced by Sawgrass Asset Management as a sub-adviser to the Fund in June, 1999. Sawgrass brings a "conservative growth" approach of investing in small cap securities. Polynous was terminated in October 1999. Security Capital was added as a sub-adviser to the Fund in September 1999. Security Capital specializes in REIT securities exclusively. Nicholas-Applegate Capital Management was reduced to a zero weight in the portfolio in May, 2000 due to capacity constraints which limited the ability to make significant contributions.
      Overall the Fund continues to target a style neutral position to the Russell 2000 Index which controls unnecessary risk and puts the focus on stock selection from the eight specialist sub-advisers.

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                               SMALL CAP FUND
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                       AVERAGE ANNUAL TOTAL RETURN(1)
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                                   Annualized  Annualized
                      One Year       3 Year     Inception
                       Return        Return      to Date
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Small Cap Fund         21.06%        13.04%      12.18%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI INSTITUTIONAL INVESTMENTS TRUST SMALL CAP FUND, VERSUS THE
FRANK RUSSELL 2000 INDEX

[graph omitted][plot points follows]

             Small Cap      Frank Russell
             Fund           2000 Index
6/30/96      10,000         10,000
5/31/97      11,199         11,156
5/31/98      14,187         13,525
5/31/99      13,363         13,161
5/31/00      16,177         14,466

1 FOR THE PERIOD ENDED MAY 31, 2000. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

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     CORE FIXED INCOME FUND
     OBJECTIVE: The Core Fixed Income Fund seeks to provide current income and preservation of capital.
     STRATEGY: The Core Fixed Income Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities while also limiting fluctuations in principal value. The Fund invests in every sector of the fixed income universe, including U.S.Treasuries, agencies, mortgage-backeds, investment-grade corporates, and Yankee bonds. The Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.
      ANALYSIS: For the fiscal year ended June 1, 1999 through May 31, 2000, the Core Fixed Income Fund returned 2.07%, roughly matching the Lehman Brothers Aggregate Bond Index return of 2.10% over the same time period. Performance was positively impacted by the Fund's allocation to Treasury Inflation Protected Securities (TIPS), the barbelled yield curve strategy and the overweight to GNMA securities within the mortgage-backed securities sector. The Fund's longer than benchmark duration and overweight to "BBB"-rated corporate securities detracted from performance.
      Events at the Federal Reserve Bank and the U.S. Treasury Department were the primary drivers of return in the fixed income markets. In response to rapid economic growth, historically low rates of unemployment and the threat of inflation, the Fed increased interest rates six times during the fiscal year, raising the key Fed Funds rate from 5.00% to 6.50%. Fed interest rate activity contributed to the yield curve flattening throughout the fiscal year. The curve inverted in response to buybacks of long-dated Treasury debt and expectations that the Fed will keep inflation under control. The Treasury department roiled the bond markets by announcing that they would begin buybacks (reverse auctions) of longer dated Treasury bonds in order to pay down the national debt. Investors, fearing a lack of supply in long-dated Treasuries, drove up prices significantly, which greatly aided the barbell strategy employed by the Fund's sub-advisers. The Fund's longer than benchmark duration detracted from performance as interest rates were on the rise for most of the period. The Fund's allocation to TIPS enhanced returns as high real yields attracted buyers.
      Spreads on corporate bonds and mortgage-backed securities ended the fiscal year at historical highs as the Treasury yield curve inversion and the reduction in Treasury supply prompted a change in relative valuation. Spreads on FNMA and FHLMC backed securities widen substantially as a result of proposed government legislation and comments made by government officials. Fund performance benefited from an overweight to GNMA mortgage-backed securities. The Fund's modest overweight to "BBB" rated corporates detracted from performance as expectations for a slowing economy as well as merger and acquisition activity hurt prospects for those firms.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

      The Fund intends to continue to maintain its barbelled yield curve structure and its overweight to the GNMA mortgage sector. The Fund intends to also improve its credit quality profile by purchasing companies with higher credit quality ratings. The duration of the Fund intends to be positioned longer than its benchmark. Mortgage purchases will emphasize fifteen-year maturities and bonds that have discount coupons.

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                         CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized Annualized
                         One Year     3 Year    Inception
                          Return      Return     to Date
--------------------------------------------------------------------------------
Core Fixed Income Fund     2.07%       5.86%      6.52%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI INSTITUTIONAL INVESTMENTS TRUST CORE FIXED INCOME FUND, VERSUS THE
LEHMAN AGGREGATE BOND INDEX

[graph omitted]
[plot points follows]

               Core                Lehman
               Fixed Income        Aggregate
               Fund                Bond Index
6/30/96        10,000              10,000
5/31/97        10,685              10,689
5/31/98        11,924              11,856
5/31/99        12,419              12,370
5/31/00        12,676              12,630

1 FOR THE PERIOD ENDED MAY 31, 2000. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

      INTERNATIONAL EQUITY FUND
      OBJECTIVE: The International Equity Fund seeks to provide capital appreciation.
      STRATEGY: The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisors with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry, and country.
      ANALYSIS: The International Equity Fund returned 22.82% for the one-year period ended May 31, 2000, outperforming the MSCI EAFE Index return of 17.14%. Both the European and Pacific Basin equity rallies were driven by a significant improvement in the global economy and a surge in demand for all types of technology-related products. The equity rally was widespread with most countries posting positive gains for the period. Growth-oriented shares, which were driven by the global technology rally, outpaced value stocks by a large margin in the first nine months (June 1999-February 2000). In mid-March, however, a market reversal ensued with value stocks finally taking the lead. In any case, the Fund was not materially impacted by the wide dispersion in performance across styles due to its style neutral construction.
      The Fund's growth-oriented managers outperformed over the period. Their thematic positioning in telecommunications and technology companies and, to a lesser extent, cyclically sensitive shares generated the strong performance. European holdings such as Ericsson in Sweden, British Sky Broadcasting, Nokia of Finland, Philips Electronics in the Netherlands and Mannesmann in Germany were plays on these themes and all have added significant value. Outside of the new economy stocks, many of last year's successful themes also continued into the new millennium, such as corporate restructuring and improving consumer confidence. Economically sensitive holdings such as LVMH in France and Electrolux in Sweden are examples.

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      Given rising valuations, many of our managers, through the course of the first quarter 2000, broadened out beyond the pure tech stocks to stocks that are beneficiaries of new technology. This would include undervalued companies with impressive e-strategies in such "old economy" sectors as autos, retailing and banking. Fund examples include Carrefour and Royal Bank of Scotland.
      During the period, the portfolio also benefited from the global telecommunications and technology theme in Japan with such holdings as Murata Manufacturing, Tokyo Electronics, NTT Docomo and Sony. Outside of Japan, the portfolio was relatively country neutral to the benchmark in Hong Kong, Australia, Singapore and New Zealand. The focus in these markets continues to banking and electronics. Examples include Telstra, an integrated telecom company in Australia, and Singapore Telecom.
      The value manager's exposure to deep value oriented shares such as Eni in Italy, Rwe in Germany and Honda Motor in Japan were significant detractors from performance during the majority of the period. However, our value manager stuck to deep value stock selection and was rewarded during the market rotation in mid-March.
      The Fund has a large overweight to France and the Netherlands stemming from exposure to firms such as Total Fina, Carrefour, LVMH and Peugeot. The Fund is underweight to the United Kingdom, and some of the smaller European markets such as Belgium, Finland and Denmark. Corporate restructurings remain a central theme with such holdings as Switzerland's capital equipment company ABB and pharmaceutical/biotech company Aventis. Optimism for selective telecom, media and technology shares continues with Vodafone (UK), Reuters (UK) and Ericsson (Switzerland). Managers are also positive on the continued reforms in the Japanese financial sector with such holdings as Fuji Bank and Sakura Bank. Focus is also on restructuring efforts in globally competitive sectors -- rather than domestic-oriented industries -- where the government is implementing reforms to make these companies, such as the Japanese drug industry, more globally competitive. Outside of Japan, the Fund is positioned to take advantage of those Asian companies with exposure to the region's economic recovery such as China Telecom and Hutchison Whampoa in Hong Kong. The portfolio was relatively country neutral to the benchmark in Singapore and Japan, while maintaining an underweight position in Australia and overweight position in Hong Kong and New Zealand.

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                            INTERNATIONAL EQUITY FUND
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                           AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                         One Year    3 Year     Inception
                          Return     to Date     to Date
--------------------------------------------------------------------------------
International Equity Fund 22.82%     13.18%      11.86%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI INSTITUTIONAL INVESTMENTS TRUST INTERNATIONAL EQUITY FUND, VERSUS THE MORGAN STANLEY MSCI EAFE INDEX

[graph omitted]
[plot points follows:]

           International     Morgan
           Equity            Stanley MSCI
           Fund              EAFE Index
6/30/96    10,000            10,000
5/31/97    10,680            10,695
5/31/98    11,791            11,883
5/31/99    12,608            12,401
5/31/00    15,485            14,527

1 FOR THE PERIOD ENDED MAY 31, 2000. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

To the Board of Trustees and Shareholders of SEI Institutional Investments Trust:

In our opinion, the accompanying statements of net assets for the Large Cap Fund, Large Cap Growth Fund, Small Cap Fund, Core Fixed Income Fund and International Equity Fund and the statement of assets and liabilities, including the schedule of investments, for the Large Cap Value Fund (constituting SEI Institutional Investments Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Trust at May 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, PA
July 18, 2000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

LARGE CAP FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Common Stocks -- 97.8%
Aerospace & Defense -- 1.1%
   BF Goodrich                       131,700      $  4,675
   Boeing                            225,900         8,824
   Litton Industries*                 71,100         3,053
   United Technologies               326,700        19,745
                                                  --------
                                                    36,297
                                                  --------
Air Transportation -- 0.6%
   AMR*                               55,000         1,568
   Delta Air Lines                   134,600         6,923
   Southwest Airlines                555,600        10,661
                                                  --------
                                                    19,152
                                                  --------
Apparel/Textiles -- 0.1%
   VF                                141,695         4,065
                                                  --------
Automotive -- 1.2%
   Dana                              134,800         3,480
   Delphi Automotive Systems         270,760         4,891
   Ford Motor                        447,400        21,727
   General Motors                     77,300         5,459
   Navistar International*            84,400         2,711
                                                  --------
                                                    38,268
                                                  --------
Banks -- 4.8%
   Astoria Financial                  83,300         2,270
   Bank of America                   856,333        47,580
   Bank One                          407,100        13,460
   Chase Manhattan                   380,128        28,391
   First Union                       185,800         6,538
   Firstar                           388,300         9,926
   Fleet Boston Financial            406,600        15,375
   Golden West Financial             158,500         6,617
   Greenpoint Financial               44,000           919
   PNC Financial Services Group      314,300        15,833
   UnionBanCal                       158,900         5,442
                                                  --------
                                                   152,351
                                                  --------
Beauty Products -- 0.8%
   Colgate-Palmolive                 274,000        14,419
   Gillette                          182,500         6,091
   Procter & Gamble                   75,200         5,001
                                                  --------
                                                    25,511
                                                  --------
Biotechnology -- 0.9%
   Amgen*                            227,900        14,500
   Biogen*                           282,800        15,413
                                                  --------
                                                    29,913
                                                  --------



--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Broadcasting, Newspapers & Advertising -- 4.3%
   AT&T-Liberty Media Group, Cl A*   902,400     $  39,988
   Fox Entertainment Group, Cl A*     30,000           784
   Gannett                           180,346        11,677
   MediaOne Group*                   209,000        13,964
   Metro-Goldwyn-Mayer*              173,000         4,909
   Time Warner                       408,400        32,238
   Viacom, Cl B*                     309,156        19,168
   Walt Disney                       357,700        15,090
                                                  --------
                                                   137,818
                                                  --------
Building & Construction -- 0.2%
   Centex                            119,000         2,469
   Fluor                              77,000         2,503
   Pulte                              91,200         2,024
                                                  --------
                                                     6,996
                                                  --------
Building & Construction Supplies -- 0.3%
   American Standard*                 78,100         3,607
   Lafarge                           121,000         3,086
   Owens Corning                      43,700           675
   Texas Industries                   38,200         1,096
                                                  --------
                                                     8,464
                                                  --------
Chemicals -- 1.4%
   Ashland                            47,300         1,653
   Dow Chemical                      235,861        25,252
   Eastman Chemical                   97,700         4,451
   Lubrizol                           78,400         1,813
   Lyondell Chemical                 124,600         2,079
   Millennium Chemicals               66,700         1,284
   Praxair                            88,100         3,700
   Union Carbide                     105,600         5,775
                                                  --------
                                                    46,007
                                                  --------
Commercial Services -- 0.4%
   Paychex                           399,375        13,978
                                                  --------
Communications Equipment -- 3.9%
   Ciena*                             81,700         9,778
   Corning                           128,100        24,779
   Ericsson ADR                      565,000        11,583
   Foundry Networks*                  31,500         1,986
   JDS Uniphase*                      78,500         6,908
   Lucent Technologies               103,500         5,938
   Metromedia Fiber Network*         321,800         9,956
   Nextel Partners, Cl A*             86,300         1,467
   Nokia ADR                       1,004,600        52,239
                                                  --------
                                                   124,634

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Computers & Services -- 8.0%
   Apple Computer*                   124,200     $  10,433
   Brocade Communications System*     38,900         4,588
   Cisco Systems*                  1,639,990        93,377
   Dell Computer*                  1,177,100        50,762
   DST Systems*                       19,600         1,471
   Electronics for Imaging*           64,700         2,382
   EMC-Mass*                         154,900        18,017
   Extreme Networks*                  67,800         3,314
   International Business Machines   143,800        15,432
   NCR*                              201,700         8,509
   Network Appliance*                 32,600         2,105
   Quantum-DLT & Storage*            187,900         1,949
   Sandisk*                          101,000         5,871
   Seagate Technology*               106,800         6,194
   Sun Microsystems*                 297,200        22,773
   Unisys*                            96,000         2,604
   VeriSign*                          28,400         3,845
                                                  --------
                                                   253,626
                                                  --------
Containers & Packaging -- 0.1%
   Ball                               72,800         2,161
   Crown Cork & Seal                 113,000         1,935
   Owens-Illinois*                    24,310           273
                                                  --------
                                                     4,369
                                                  --------
Drugs -- 7.8%
   Alza*                              86,200         4,380
   Bergen Brunswig, Cl A             128,300           666
   Bristol-Myers Squibb              539,500        29,706
   Eli Lilly                         120,900         9,204
   Medimmune*                         32,200         5,003
   Merck                             342,600        25,567
   Pfizer                            876,900        39,077
   Pharmacia                         311,173        16,162
   Schering-Plough                   757,900        36,663
   Teva Pharmaceutical               200,800        10,818
   Warner-Lambert                    572,300        69,892
                                                  --------
                                                   247,138
                                                  --------
Electrical Services -- 3.6%
   AES*                              271,700        23,706
   American Electric Power            99,900         3,553
   Central & South West              285,700         5,946
   Cinergy                            78,600         2,093
   Consolidated Edison               100,700         3,285
   Constellation Energy Group        194,500         6,674
   DTE Energy                         96,300         3,328
   Edison International              207,000         4,425
   Energy East                       191,900         4,102
   FirstEnergy                        75,700         1,902
   FPL Group                         161,600         7,999

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   New Century Energies              138,600     $   4,660
   PG&E                              490,800        12,730
   Pinnacle West Capital             106,900         3,822
   Public Service Enterprise Group   411,200        15,317
   Southern                          360,100         9,340
   Wisconsin Energy                   80,000         1,690
                                                  --------
                                                   114,572
                                                  --------
Electronics -- 1.8%
   Agilent Technologies*              46,000         3,387
   Arrow Electronics*                 71,600         2,510
   Avnet                              28,800         1,993
   Credence Systems*                  83,400         4,561
   Maxim Integrated Products*        304,100        19,291
   PE Biosystems Group                53,900         2,991
   Solectron*                        675,000        22,317
   Thomas & Betts                     32,400           919
                                                  --------
                                                    57,969
                                                  --------
Financial Services -- 7.7%
   American Express                  307,300        16,537
   Bear Stearns                      124,300         4,894
   Charles Schwab                    532,500        15,309
   Citigroup                       1,114,770        69,325
   Countrywide Credit Industries     131,500         4,044
   Household International           165,100         7,760
   J.P. Morgan                       135,000        17,381
   Lehman Brothers Holdings           71,500         5,519
   MBNA                              854,587        23,822
   Merrill Lynch                      56,800         5,602
   Metris                            101,300         3,748
   Morgan Stanley Dean Witter        686,200        49,364
   Providian Financial               146,900        13,065
   T Rowe Price & Associates         187,800         7,172
                                                  --------
                                                   243,542
                                                  --------
Food, Beverage & Tobacco -- 2.1%
   Adolph Coors, Cl B                 50,000         2,813
   Conagra                           364,100         8,397
   Earthgrains                        80,300         1,325
   Great Atlantic & Pacific TEA       91,100         1,674
   IBP                               200,500         3,308
   Kroger*                           480,000         9,540
   Nabisco Group Holdings             91,100         1,987
   Philip Morris                     163,400         4,269
   RJ Reynolds Tobacco Holdings       14,166           393
   Ruddick                            50,400           699
   Safeway*                          484,700        22,357
   Supervalu                         378,500         7,878
   Tyson Foods, Cl A                 132,800         1,311
                                                  --------
                                                    65,951
                                                  --------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Gas/Natural Gas -- 0.4%
   BJ Services*                       98,000      $  7,019
   KeySpan                            78,700         2,400
   National Fuel Gas                  45,000         2,332
   Sempra Energy                     113,100         2,128
                                                  --------
                                                    13,879
                                                  --------
Hotels & Lodging -- 0.2%
   Starwood Hotels & Resorts
     Worldwide                       245,700         7,264
                                                  --------
Household Furniture & Fixtures -- 0.6%
   Gemstar International Group Ltd.* 121,000         5,135
   Maytag                            139,500         4,569
   Whirlpool                         154,300         8,747
                                                  --------
                                                    18,451
                                                  --------
Household Products -- 0.1%
   Fortune Brands                    166,100         4,422
                                                  --------
Insurance -- 5.5%
   Aetna                              58,700         3,918
   Allstate                           81,500         2,160
   AMBAC Financial Group             102,773         5,177
   American General                   44,581         2,856
   American International Group      475,250        53,495
   Chubb                             115,600         8,092
   Cigna                             258,200        22,931
   Financial Security Assurance
     Holdings Ltd.                    36,400         2,735
   Hartford Financial Services Group 103,000         6,090
   Lincoln National                   83,000         3,216
   Marsh & McLennan                  121,300        13,351
   MBIA                               41,600         2,405
   Old Republic International        101,150         1,776
   PMI Group                         128,300         6,511
   Progressive-Ohio                  279,200        26,210
   St. Paul                          102,900         3,859
   Unitedhealth Group                120,100         8,955
                                                  --------
                                                   173,737
                                                  --------
Machinery -- 0.8%
   Cummins Engine                    231,600         7,541
   Deere                              73,600         3,059
   Dover                             123,200         5,729
   Nacco Industries, Cl A             10,900           411
   Rockwell International            126,000         5,166
   Tecumseh Products, Cl A            70,200         3,172
                                                  --------
                                                    25,078
                                                  --------
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Medical Products & Services -- 1.8%
   Allergan                          125,900      $  8,648
   Bausch & Lomb                      60,800         4,226
   Mallinckrodt                      197,800         5,724
   Medtronic                         620,300        32,023
   Pacificare Health Systems*         24,900         1,614
   St. Jude Medical*                 177,000         6,361
                                                  --------
                                                    58,596
                                                  --------

Metal Fabricate/Hardware -- 0.0%
   Timken                             75,700         1,429
                                                  --------
Metals & Mining -- 0.2%
   Alcan Aluminium Ltd.              102,533         3,364
   Alcoa                              39,600         2,314
                                                  --------
                                                     5,678
                                                  --------
Miscellaneous Manufacturing -- 4.9%
   Cooper Industries                 122,246         4,095
   FMC*                              100,600         6,111
   General Electric                1,101,100        57,945
   Honeywell International           568,262        31,077
   Minnesota Mining &
     Manufacturing                   118,300        10,144
   PPG Industries                    200,000         9,913
   Tyco International Ltd.           750,800        35,335
                                                  --------
                                                   154,620
                                                  --------
Office/Business Equipment -- 0.0%
   Lanier Worldwide*                  11,100            20
                                                  --------
Paper & Paper Products -- 1.2%
   Boise Cascade                      69,700         2,030
   Champion International             84,410         6,162
   Consolidated Papers                77,327         2,890
   Fort James                        112,400         2,543
   Georgia-Pacific Group             115,200         3,773
   International Paper               448,185        15,602
   Mead                               52,750         1,625
   Westvaco                           92,700         2,793
                                                  --------
                                                    37,418
                                                  --------
Petroleum & Fuel Products -- 4.8%
   Amerada Hess                      123,300         8,184
   BP Amoco PLC ADR                   67,208         3,654
   Chevron                           113,800        10,519
   Cooper Cameron*                    95,700         6,675
   Ensco International                36,800         1,286
   Exxon Mobil                       550,751        45,884
   Kerr-McGee                        158,600         9,466
   Noble Drilling*                   331,300        14,370

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

LARGE CAP FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Occidental Petroleum              348,228      $  8,249
   Phillips Petroleum                503,000        28,797
   Tosco                             120,700         3,696
   Ultramar Diamond Shamrock         158,100         4,101
   USX-Marathon Group                258,900         7,039
                                                  --------
                                                   151,920
                                                  --------
Petroleum Refining -- 0.1%
   Valero Energy                     161,600         4,727
                                                  --------
Photographic Equipment & Supplies -- 0.2%
   Eastman Kodak                      95,500         5,706
                                                  --------
Railroads -- 1.8%
   Burlington Northern Santa Fe      346,600         8,188
   Canadian Pacific Ltd.              95,600         2,306
   CSX                               276,574         6,015
   Kansas City Southern Industries   327,000        21,991
   Norfolk Southern                  432,400         7,702
   Union Pacific                     269,875        11,419
                                                  --------
                                                    57,621
                                                  --------
Retail -- 6.0%
   BJ's Wholesale Club*              149,200         4,625
   Darden Restaurants                409,600         7,040
   Dillards, Cl A                     83,700         1,250
   Federated Department Stores*      200,900         7,735
   Gap                               199,800         7,006
   Home Depot                      1,138,635        55,580
   Kohl's*                           634,100        32,815
   Lowe's                            290,000        13,503
   MAY Department Stores             323,632         9,729
   Sears, Roebuck                    507,700        18,753
   TJX                               139,500         3,017
   Toys "R" Us*                      167,200         2,633
   Wal-Mart Stores                   458,400        26,415
                                                  --------
                                                   190,101
                                                  --------
Rubber-Tires -- 0.2%
   Cooper Tire & Rubber               72,530           875
   Goodyear Tire & Rubber            181,200         4,507
                                                  --------
                                                     5,382
                                                  --------
Semi-Conductors/Instruments -- 7.3%
   Altera*                           358,700        30,803
   Analog Devices*                   200,200        15,415
   Applied Materials*                400,500        33,442
   Conexant Systems*                   2,100            79
   Intel                             716,736        89,368
   Kla-Tencor*                       147,600         7,315
   LSI Logic*                         42,600         2,245
   PMC-Sierra*                        34,500         5,287
   SDL*                                9,000         2,039


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Teradyne*                         242,500     $  20,855
   Texas Instruments                 348,200        25,157
                                                 ---------
                                                   232,005
                                                 ---------
Software -- 3.5%
   Adobe Systems                      84,300         9,489
   America Online*                   150,300         7,966
   Intuit*                           134,100         4,861
   Microsoft*                        726,270        45,437
   Oracle*                           116,000         8,338
   Pixar*                            179,300         6,141
   Psinet*                            85,500         2,228
   Reynolds & Reynolds, Cl A          59,900         1,310
   Siebel Systems*                   155,500        18,194
   Symantec*                         103,700         6,818
                                                 ---------
                                                   110,782
                                                 ---------
Telephones & Telecommunication -- 6.4%
   Alltel                             95,546         6,252
   Amdocs Ltd.*                       92,200         5,711
   AT&T                              573,750        19,902
   AT&T Wireless Group*              650,000        18,566
   BellSouth                         580,286        27,092
   COX Communications, Cl A*         183,300         8,088
   Echostar Communications, Cl A*    182,200         7,277
   GTE                               418,000        26,439
   Harris                             78,600         2,402
   McLeod USA, Cl A*                 296,400         5,928
   Nextel Communications, Cl A*       78,700         7,290
   Nortel Networks                    77,000         4,182
   SBC Communications                557,400        24,351
   Sprint (FON Group)                156,300         9,456
   Telephone & Data Systems           96,500        10,229
   US West                            75,900         5,465
   Vodafone AirTouch PLC             154,800         7,092
   Worldcom*                         233,100         8,770
                                                 ---------
                                                   204,492
                                                 ---------
Trucking -- 0.2%
   United Parcel Service              73,600         4,407
   Yellow*                           109,800         1,798
                                                 ---------
                                                     6,205
                                                 ---------
Wholesale -- 0.5%
   Costco Wholesale*                 244,700         7,815
   Genuine Parts                     142,700         3,407
   Ingram Micro, Cl A*               102,600         1,731
   Tech Data*                         38,400         1,442
                                                 ---------
                                                    14,395
                                                 ---------
Total Common Stocks
   (Cost $2,613,093)                             3,114,549
                                                 ---------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligation -- 0.1%
   U.S. Treasury Bill (A)
     0.000%, 11/09/00               $  2,500     $   2,431
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $2,434)                                     2,431
                                                 ---------

Commercial Paper -- 0.4%
   Ford Motor Credit
     6.480%, 06/02/00                 11,286        11,284
                                                 ---------
Total Commercial Paper
   (Cost $11,022)                                   11,284
                                                 ---------

Money Market -- 0.1%
   Evergreen Select Money
     Market Fund                   3,716,229         3,716
                                                 ---------
Total Money Market
   (Cost $3,716)                                     3,716
                                                 ---------

Repurchase Agreement -- 1.0%
   Morgan Stanley
     6.430%, dated 05/31/00, matures
     06/01/00, repurchase price $32,219,037
     (collateralized by Resolution Trust
     Funding Corporation, total par value
     $123,370,000, 8.125%, 10/15/19,
     total market value $33,467,567) $32,213        32,213
                                                 ---------
Total Repurchase Agreement
   (Cost $32,213)                                   32,213
                                                 ---------
Total Investments--99.4%
   (Cost $2,662,478)                             3,164,193
                                                 ---------
Other Assets and Liabilities, Net--0.6%             20,033
                                                 ---------



--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
Net Assets:
Fund Shares (unlimited authorization -- no par value) based on 163,477,037

   outstanding shares of beneficial interest    $2,606,637
Undistributed net investment income                  5,609
Accumulated net realized gain
   on investments                                   70,407
Net unrealized appreciation on investments         501,715
Net unrealized depreciation on
   futures contracts                                  (142)
                                                ----------
Total Net Assets--100.0%                        $3,184,226
                                                ==========

Net Asset Value, Offering and
   Redemption Price Per Share                       $19.48
                                                ==========
* NON-INCOME PRODUCING SECURITY

(A) SECURITY, OR PORTION THEREOF, HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LTD. -- LIMITED
PLC -- PUBLIC LIABILITY COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Common Stocks -- 97.0%
Aerospace & Defense -- 1.5%
   BF Goodrich                         7,800      $    277
   Boeing                             36,600         1,430
   Litton Industries*                 15,200           653
   United Technologies                16,400           991
                                                  --------
                                                     3,351
                                                  --------
Air Transportation -- 0.7%
   AMR*                               10,800           308
   Delta Air Lines                    24,300         1,250
                                                  --------
                                                     1,558
                                                  --------
Apparel/Textiles -- 0.2%
   VF                                 16,000           459
                                                  --------
Automotive -- 2.5%
   Dana                               23,100           596
   Delphi Automotive Systems          10,700           193
   Ford Motor                         70,500         3,424
   General Motors                     12,300           869
   Navistar International*            13,700           440
                                                  --------
                                                     5,522
                                                  --------
Banks -- 10.1%
   Astoria Financial                  16,800           458
   Bank of America                   123,900         6,884
   Bank One                           49,700         1,643
   Chase Manhattan                    37,500         2,801
   First Union                        31,300         1,101
   Firstar                            67,000         1,713
   Fleet Boston Financial             74,200         2,806
   Golden West Financial              24,300         1,015
   Greenpoint Financial                4,500            94
   PNC Financial Services Group       52,700         2,655
   UnionBanCal                        24,600           843
                                                  --------
                                                    22,013
                                                  --------
Broadcasting, Newspapers & Advertising -- 2.7%
   AT&T-Liberty Media Group, Cl A*    12,100           536
   Fox Entertainment Group, Cl A*      5,400           141
   Gannett                            31,000         2,007
   Viacom, Cl B*                       9,656           599
   Walt Disney                        62,100         2,620
                                                  --------
                                                     5,903
                                                  --------
Building & Construction -- 0.6%
   Centex                             21,800           452
   Fluor                              12,200           396
   Pulte                              19,600           435
                                                  --------
                                                     1,283
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Building & Construction Supplies -- 0.5%
   American Standard*                  3,800      $    176
   Lafarge                            20,900           533
   Owens Corning                       6,900           107
   Texas Industries                    5,900           169
                                                  --------
                                                       985
                                                  --------
Chemicals -- 2.5%
   Ashland                             2,100            73
   Cabot                               4,900           128
   Dow Chemical                       34,325         3,675
   Eastman Chemical                   11,900           542
   Lubrizol                            7,900           183
   Praxair                            11,500           483
   Union Carbide                       7,200           394
                                                  --------
                                                     5,478
                                                  --------
Computers & Services -- 2.7%
   Apple Computer*                     9,400           790
   Brocade Communications System*      6,700           790
   DST Systems*                        3,400           255
   Electronics for Imaging*           10,700           394
   International Business Machines     8,700           934
   NCR*                               31,600         1,333
   Seagate Technology*                16,500           957
   Unisys*                            14,300           388
                                                  --------
                                                     5,841
                                                  --------
Containers & Packaging -- 0.6%
   Ball                               11,000           327
   Crown Cork & Seal                  10,100           173
   Owens-Illinois*                    17,800           200
   Smurfit-Stone Container*           26,400           375
   Sonoco Products                    11,800           260
                                                  --------
                                                     1,335
                                                  --------
Drugs -- 1.3%
   Bergen Brunswig, Cl A               6,200            32
   Merck                              20,500         1,530
   Pharmacia                          12,900           670
   Schering-Plough                    14,600           706
                                                  --------
                                                     2,938
                                                  --------
Electrical Services -- 6.7%
   Ameren                             14,400           528
   American Electric Power            18,800           669
   Central & South West               30,100           626
   Cinergy                            14,000           373
   Consolidated Edison                28,200           920
   Constellation Energy Group         32,200         1,105
   DTE Energy                         15,500           536
   Edison International               35,600           761

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Energy East                        33,000      $    705
   FirstEnergy                         2,200            55
   FPL Group                          26,700         1,322
   New Century Energies               16,000           538
   Northern States Power              12,400           274
   PG&E                               57,700         1,497
   Pinnacle West Capital              19,200           686
   Public Service Enterprise Group    65,200         2,429
   Southern                           58,000         1,504
   Wisconsin Energy                   10,600           224
                                                  --------
                                                    14,752
                                                  --------
Electronics -- 0.5%
   Arrow Electronics*                 11,700           410
   Avnet                               5,100           353
   Thomas & Betts                     10,500           298
                                                  --------
                                                     1,061
                                                  --------
Financial Services -- 9.4%
   American Express                   20,100         1,082
   Bear Stearns                       21,000           827
   Citigroup                         112,780         7,013
   Countrywide Credit Industries      21,900           673
   Household International            21,900         1,029
   J.P. Morgan                        22,100         2,845
   Lehman Brothers Holdings           11,300           872
   MBNA                               63,760         1,777
   Merrill Lynch                       9,400           927
   Metris                             11,600           429
   Morgan Stanley Dean Witter         41,400         2,978
                                                  --------
                                                    20,452
                                                  --------
Food, Beverage & Tobacco -- 2.5%
   Adolph Coors, Cl B                  7,600           427
   Conagra                            57,000         1,315
   Earthgrains                        10,600           175
   Great Atlantic & Pacific TEA       10,900           200
   IBP                                34,500           569
   Nabisco Group Holdings             14,600           318
   Philip Morris                      27,300           713
   Ruddick                            14,300           198
   Supervalu                          67,469         1,404
   Tyson Foods, Cl A                   5,100            50
                                                  --------
                                                     5,369
                                                  --------
Gas/Natural Gas -- 1.1%
   BJ Services*                       17,000         1,218
   KeySpan                            13,600           415
   National Fuel Gas                   7,700           399
   Sempra Energy                      19,100           359
                                                  --------
                                                     2,391
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Hotels & Lodging -- 0.6%
   Starwood Hotels & Resorts
     Worldwide                        42,400      $  1,253
                                                  --------
Household Furniture & Fixtures -- 1.3%
   Maytag                             22,200           727
   Whirlpool                          37,800         2,143
                                                  --------
                                                     2,870
                                                  --------
Household Products -- 0.4%
   Fortune Brands                     28,800           767
                                                  --------
Insurance -- 8.4%
   Aetna                               8,700           581
   Allstate                           12,900           342
   AMBAC Financial Group              17,800           897
   American General                    9,200           589
   American International Group       34,212         3,851
   Chubb                              16,000         1,120
   Cigna                              29,300         2,602
   Financial Security Assurance
     Holdings Ltd.                     5,300           398
   Hartford Financial Services Group  17,800         1,052
   Lincoln National                   12,700           492
   Marsh & McLennan                   20,000         2,201
   MBIA                                9,000           520
   PMI Group                          17,500           888
   St. Paul                           31,400         1,178
   Unitedhealth Group                 20,700         1,543
                                                  --------
                                                    18,254
                                                  --------
Machinery -- 1.9%
   Cummins Engine                     40,500         1,319
   Deere                              12,700           528
   Dover                              20,300           944
   Rockwell International             19,600           804
   Tecumseh Products, Cl A            11,900           538
                                                  --------
                                                     4,133
                                                  --------
Medical Products & Services -- 1.1%
   Bausch & Lomb                       8,700           605
   Mallinckrodt                       27,900           807
   St. Jude Medical*                  30,700         1,103
                                                  --------
                                                     2,515
                                                  --------
Metal Fabricate/Hardware -- 0.1%
   Timken                             16,200           306
                                                  --------

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

LARGE CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Metals & Mining -- 0.4%
   Alcan Aluminium Ltd.               17,500      $    574
   Alcoa                               7,000           409
                                                  --------
                                                       983
                                                  --------
Miscellaneous Manufacturing -- 3.9%
   Cooper Industries                  16,100           539
   Eaton                                 400            29
   FMC*                               18,500         1,124
   Honeywell International            45,400         2,483
   Minnesota Mining &
     Manufacturing                    20,500         1,758
   PPG Industries                     33,100         1,641
   Tyco International Ltd.            19,600           922
                                                  --------
                                                     8,496
                                                  --------
Paint & Related Products -- 0.0%
   Sherwin-Williams                    3,100            72
                                                  --------
Paper & Paper Products -- 2.5%
   Boise Cascade                      11,000           320
   Champion International              6,600           482
   Fort James                         36,900           835
   Georgia-Pacific Group              19,000           622
   International Paper                74,800         2,604
   Mead                                7,700           237
   Westvaco                            9,200           277
                                                  --------
                                                     5,377
                                                  --------
Petroleum & Fuel Products -- 10.1%
   Amerada Hess                       21,100         1,401
   BP Amoco PLC ADR                   10,836           589
   Chevron                            18,700         1,729
   Ensco International                 6,100           213
   Exxon Mobil                        93,600         7,798
   Kerr-McGee                         27,200         1,624
   Occidental Petroleum               60,700         1,438
   Phillips Petroleum                 81,400         4,660
   Tosco                              21,000           643
   Ultramar Diamond Shamrock          20,300           527
   Unocal                              5,100           196
   USX-Marathon Group                 45,100         1,226
                                                  --------
                                                    22,044
                                                  --------
Petroleum Refining -- 0.4%
   Valero Energy                      28,000           819
                                                  --------
Photographic Equipment & Supplies -- 0.4%
   Eastman Kodak                      14,200           848
                                                  --------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Railroads -- 2.3%
   Burlington Northern Santa Fe       50,500      $  1,193
   CSX                                30,000           653
   Norfolk Southern                   63,800         1,136
   Union Pacific                      48,800         2,065
                                                  --------
                                                     5,047
                                                  --------
Retail -- 3.7%
   BJ's Wholesale Club*               25,500           791
   Darden Restaurants                 67,600         1,162
   Federated Department Stores*       27,400         1,055
   Lowe's                             17,800           829
   MAY Department Stores              34,400         1,034
   Sears, Roebuck                     63,300         2,338
   TJX                                24,100           521
   Toys "R" US*                       26,500           417
                                                  --------
                                                     8,147
                                                  --------
Rubber-Tires -- 0.5%
   Cooper Tire & Rubber               15,900           192
   Goodyear Tire & Rubber             34,400           856
                                                  --------
                                                     1,048
                                                  --------
Semi-Conductors/Instruments -- 1.4%
   Conexant Systems*                     400            15
   Kla-Tencor*                        25,500         1,264
   LSI Logic*                          7,300           385
   SDL*                                1,500           340
   Teradyne*                          11,400           980
                                                  --------
                                                     2,984
                                                  --------
Software -- 0.6%
   Reynolds & Reynolds, Cl A          10,200           223
   Symantec*                          16,100         1,059
                                                  --------
                                                     1,282
                                                  --------
Telephones & Telecommunication -- 10.0%
   Alltel                             16,400         1,073
   AT&T                               99,335         3,446
   BellSouth                          97,100         4,533
   GTE                                70,445         4,456
   Harris                             15,100           461
   SBC Communications                 96,200         4,203
   Sprint (FON Group)                 14,600           883
   Telephone & Data Systems           17,600         1,866
   US West                            11,700           842
                                                  --------
                                                    21,763
                                                  --------
Trucking -- 0.5%
   United Parcel Service              12,700           760
   Yellow*                            20,200           331
                                                  --------
                                                     1,091
                                                  --------

--------------------------------------------------------------------------------



LARGE CAP VALUE FUND--
CONCLUDED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Wholesale -- 0.4%
   Genuine Parts                      14,200      $    339
   Ingram Micro, Cl A*                20,500           346
   Tech Data*                          7,000           263
                                                  --------
                                                       948
                                                  --------
Total Common Stocks
   (Cost $205,374)                                 211,738
                                                  --------

U.S. Treasury Obligation -- 0.0%
   U.S. Treasury Bill (A)
     0.000%, 11/09/00                 $  100            97
                                                  --------
Total U.S. Treasury Obligation
   (Cost $97)                                           97
                                                  --------

Money Market -- 0.0%
   Evergreen Select Money
     Market Fund                      96,821            97
                                                  --------
Total Money Market
   (Cost $97)                                           97
                                                  --------

Repurchase Agreement -- 2.3%
   Morgan Stanley
     6.430%, dated 05/31/00, matures
     06/01/00, repurchase price
     $5,061,609 (collateralized by
     FNMA Obligations, total par value
     $5,230,000, 6.850%, 08/22/05,
     total market value $5,162,719)    5,061         5,061
                                                  --------
Total Repurchase Agreement
   (Cost $5,061)                                     5,061
                                                  --------
Total Investments--99.3%
   (Cost $210,629)                                 216,993
                                                  --------
Other Assets and Liabilities, Net--0.7%              1,555
                                                  --------
Total Net Assets--100.0%                          $218,548
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY, OR PORTION THEREOF, HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LTD. -- LIMITED
PLC -- PUBLIC LIABILITY COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Common Stocks -- 93.9%
Aerospace & Defense -- 0.8%
   United Technologies                30,500      $  1,843
                                                  --------
Air Transportation -- 0.5%
   Southwest Airlines                 65,100         1,249
                                                  --------
Automotive -- 0.2%
   Delphi Automotive Systems          26,600           480
                                                  --------
Banks -- 1.3%
   Bank of America                    19,300         1,072
   Bank One                           11,000           364
   Chase Manhattan                    19,800         1,479
                                                  --------
                                                     2,915
                                                  --------
Beauty Products -- 1.3%
   Colgate-Palmolive                  33,300         1,752
   Gillette                           21,400           714
   Procter & Gamble                    8,800           585
                                                  --------
                                                     3,051
                                                  --------
Biotechnology -- 1.3%
   Amgen*                             26,700         1,699
   Biogen*                            24,100         1,313
                                                  --------
                                                     3,012
                                                  --------
Broadcasting, Newspapers & Advertising -- 5.5%
   AT&T-Liberty Media Group, Cl A*   100,300         4,445
   MediaOne Group*                    29,150         1,948
   Metro-Goldwyn-Mayer*               21,300           604
   Time Warner                        50,200         3,963
   Viacom, Cl B*                      30,500         1,891
                                                  --------
                                                    12,851
                                                  --------
Commercial Services -- 0.7%
   Paychex                            46,800         1,638
                                                  --------
Communications Equipment -- 6.4%
   Ciena*                             10,000         1,197
   Corning                            15,700         3,037
   Ericsson ADR                       69,000         1,415
   Foundry Networks*                   3,000           189
   JDS Uniphase*                      10,450           920
   Lucent Technologies                12,600           723
   Metromedia Fiber Network*          41,900         1,296
   Nextel Partners, Cl A*             11,250           191
   Nokia ADR                         114,800         5,970
                                                  --------
                                                    14,938
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

LARGE CAP GROWTH FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Computers & Services -- 10.9%
   Apple Computer*                     8,100     $     680
   Cisco Systems*                    196,200        11,171
   Dell Computer*                    139,800         6,029
   EMC-Mass*                          18,900         2,198
   Extreme Networks*                   8,700           425
   International Business Machines     4,427           475
   Network Appliance*                  3,900           252
   Sandisk*                           12,300           715
   Sun Microsystems*                  35,950         2,755
   VeriSign*                           4,600           623
                                                  --------
                                                    25,323
                                                  --------
Drugs -- 12.1%
   Alza*                              10,600           539
   Bristol-Myers Squibb               64,539         3,554
   Eli Lilly                          13,400         1,020
   Medimmune*                          3,850           598
   Merck                              30,100         2,246
   Pfizer                            101,600         4,528
   Pharmacia                          28,000         1,454
   Schering-Plough                    75,900         3,672
   Teva Pharmaceutical                24,550         1,323
   Warner-Lambert                     75,925         9,272
                                                  --------
                                                    28,206
                                                  --------
Electrical Services -- 1.2%
   AES*                               32,700         2,853
                                                  --------
Electronics -- 2.8%
   Agilent Technologies*               5,700           420
   Credence Systems*                  10,200           558
   Maxim Integrated Products*         35,600         2,258
   PE Biosystems Group                 6,550           364
   Solectron*                         86,700         2,867
                                                  --------
                                                     6,467
                                                  --------
Financial Services -- 6.0%
   American Express                   22,300         1,200
   Charles Schwab                     62,400         1,794
   Citigroup                          59,200         3,682
   MBNA                               32,000           892
   Morgan Stanley Dean Witter         52,164         3,753
   Providian Financial                18,300         1,628
   T. Rowe Price & Associates         22,600           863
                                                  --------
                                                    13,812
                                                  --------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco -- 1.8%
   Kroger*                            71,500      $  1,421
   Safeway*                           58,501         2,698
                                                  --------
                                                     4,119
                                                  --------
Household Furniture & Fixtures -- 0.3%
   Gemstar International Group Ltd.*  14,600           620
                                                  --------
Insurance -- 3.0%
   American International Group       33,300         3,748
   Progressive-Ohio                   34,300         3,220
                                                  --------
                                                     6,968
                                                  --------
Medical Products & Services -- 2.2%
   Allergan                           15,000         1,030
   Medtronic                          79,200         4,089
                                                  --------
                                                     5,119
                                                  --------
Miscellaneous Manufacturing -- 5.6%
   General Electric                  131,000         6,894
   Honeywell International            38,550         2,108
   Tyco International Ltd.            84,150         3,960
                                                  --------
                                                    12,962
                                                  --------
Petroleum & Fuel Products -- 1.1%
   Cooper Cameron*                    11,700           816
   Noble Drilling*                    39,293         1,704
                                                  --------
                                                     2,520
                                                  --------
Railroads -- 1.1%
   Kansas City Southern Industries    38,600         2,596
                                                  --------
Retail -- 6.6%
   Gap                                23,900           838
   Home Depot                        135,250         6,602
   Kohl's*                            75,200         3,892
   Lowe's                             24,150         1,124
   Wal-Mart Stores                    49,900         2,875
                                                  --------
                                                    15,331
                                                  --------
Semi-Conductors/Instruments -- 11.4%
   Altera*                            49,600         4,259
   Analog Devices*                    24,500         1,887
   Applied Materials*                 47,600         3,975
   Intel                              85,700        10,686
   PMC-Sierra*                         3,600           552
   Teradyne*                          23,150         1,991
   Texas Instruments                  42,300         3,056
                                                  --------
                                                    26,406
                                                  --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SHARES/FACE      MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
Software -- 5.5%
   Adobe Systems                      11,000      $  1,238
   America Online*                    17,000           901
   Intuit*                            17,500           634
   Microsoft*                         87,500         5,474
   Oracle*                            16,500         1,186
   Pixar*                             21,000           719
   Psinet*                            10,450           272
   Siebel Systems*                    20,300         2,375
                                                  --------
                                                    12,799
                                                  --------
Telephones & Telecommunication -- 3.9%
   Amdocs Ltd.*                       11,300           700
   AT&T Wireless Group*               75,000         2,142
   COX Communications, Cl A*          21,500           949
   Echostar Communications, Cl A*     22,300           891
   McLeod USA, Cl A*                  38,400           768
   Nextel Communications, Cl A*        9,600           889
   Nortel Networks                     9,600           521
   Sprint (FON Group)                 16,300           986
   Vodafone AirTouch PLC              11,050           506
   Worldcom*                          21,400           805
                                                  --------
                                                     9,157
                                                  --------
Wholesale -- 0.4%
   Costco Wholesale*                  29,550           944
                                                  --------
Total Common Stocks
   (Cost $227,221)                                 218,179
                                                  --------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill (A)
     0.000%, 11/09/00                $   475           462
                                                  --------
Total U.S. Treasury Obligation
   (Cost $463)                                         462
                                                  --------

Commercial Paper -- 0.4%
   Ford Motor Credit
     6.480%, 06/02/00                    931           931
                                                  --------
Total Commercial Paper
   (Cost $931)                                         931
                                                  --------

Money Market -- 0.8%
   Evergreen Select Money
     Market Fund                   1,812,245         1,812
                                                  --------
Total Money Market
   (Cost $1,812)                                     1,812
                                                  --------


--------------------------------------------------------------------------------
                                      FACE         MARKET
DESCRIPTION                        AMOUNT(000)   VALUE (000)
--------------------------------------------------------------------------------
Repurchase Agreement -- 1.6%
   Morgan Stanley
     6.430%, dated 05/31/00,
     matures 06/01/00, repurchase
     price $3,722,134 (collateralized
     by Resolution Trust Funding
     Corporation, total par value
     $14,190,000, 8.125%, 10/15/19,
     total market value $3,849,435)   $3,721      $  3,721
                                                  --------
Total Repurchase Agreement
   (Cost $3,721)                                     3,721
                                                  --------
Total Investments--96.9%

   (Cost $234,148)                                 225,105
                                                  --------
Other Assets and Liabilities, Net--3.1%              7,295
                                                  --------

Net Assets:

Fund Shares  (unlimited authorization --
   no par value) based on 23,322,766
   outstanding shares of beneficial interest       246,496
Undistributed net investment income                    140
Accumulated net realized loss
   on investments                                   (5,285)
Net unrealized depreciation on investments          (9,043)
Net unrealized appreciation on
   futures contracts                                    92
                                                  --------
Total Net Assets--100.0%                          $232,400
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                        $9.96
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY, OR PORTION THEREOF, HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LTD. -- LIMITED
PLC -- PUBLIC LIABILITY COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

SMALL CAP FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMONS STOCKS -- 97.9%
Aerospace & Defense -- 1.0%
   Alliant Techsystems*               22,339      $  1,541
   Anaren Microwave*                  30,000         3,045
   Gencorp                            86,700           851
   Howmet International*              23,200           468
   Primex Technologies                40,700           783
   Remec*                             14,600           495
   Tredegar                           17,100           436
                                                  --------
                                                     7,619
                                                  --------
Air Transportation -- 0.5%
   Alaska Airgroup*                   12,800           398
   America West Holdings, Cl B*       66,900         1,192
   Hawaiian Airlines*                486,900         1,217
   Offshore Logistics*                37,100           524
   Skywest                            19,900           759
                                                  --------
                                                     4,090
                                                  --------
Apparel/Textiles -- 2.6%
   Columbia Sportswear*              120,900         3,174
   Guilford Mills                    112,600           739
   Jones Apparel Group*              126,700         3,397
   Kellwood                           58,800           992
   Phillips-Van Heusen               259,400         2,254
   Polo Ralph Lauren*                416,600         5,832
   Quiksilver*                       176,800         2,409
   RG Barry*                          85,100           293
   Springs Industries, Cl A           23,700         1,126
                                                  --------
                                                    20,216
                                                  --------
Automotive -- 0.7%
   Arvin Industries                   17,510           315
   Borg-Warner Automotive             56,300         2,238
   Midas                              55,600         1,442
   Standard Motor Products            26,100           253
   Superior Industries International  45,900         1,282
                                                  --------
                                                     5,530
                                                  --------
Banks -- 3.3%
   Andover Bancorp                    14,612           426
   Astoria Financial                   8,200           223
   Bancwest                           69,800         1,304
   Bank United, Cl A                  58,800         2,109
   Chittenden                         32,000           886
   City National                      19,100           745
   Cullen/Frost Bankers               28,200           747
   Dime Bancorp                       80,435         1,468
   Dime Community Bancshares          39,000           636
   Downey Financial                   41,340         1,230



--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Firstfed Financial*                27,400        $  368
   Flagstar Bancorp                   47,000           441
   Imperial Bancorp*                  28,200           501
   OceanFirst Financial               22,600           383
   Pacific Century Financial         120,900         2,720
   PBOC Holdings*                    120,800         1,095
   Silicon Valley Bancshares*        122,200         4,010
   Staten Island Bancorp              79,700         1,350
   UMB Financial                      14,420           534
   Washington Federal                 69,300         1,416
   Webster Financial                  60,600         1,398
   West Coast Bancorp-Oregon           8,700            95
   Westamerica Bancorporation         31,500           900
   Whitney Holding                    15,700           611
                                                  --------
                                                    25,596
                                                  --------
Biotechnology -- 0.5%
   Neose Technologies*               114,900         3,174
   PE-Celera Genomics Group*           9,800           545
   Praecis Pharmaceuticals*            7,000           115
                                                  --------
                                                     3,834
                                                  --------
Broadcasting, Newspapers & Advertising -- 1.9%
   Advo*                              70,200         2,255
   Citadel Communications*            29,650         1,188
   Courier                            26,025           670
   COX Radio, Cl A*                   45,300         1,291
   Cumulus Media*                     17,750           202
   Entercom Communications*           14,600           664
   Getty Images*                      61,000         2,009
   Grey Advertising                    4,322         2,033
   Lamar Advertising*                 31,600         1,268
   RH Donnelley*                      49,000           906
   Spanish Broadcasting System, Cl A* 31,450           535
   TMP Worldwide*                     10,800           597
   True North Communications          14,000           612
   Young Broadcasting, Cl A*          19,700           453
                                                  --------
                                                    14,683
                                                  --------
Building & Construction -- 2.6%
   Centex                             31,900           662
   Champion Enterprises*              73,400           417
   DR Horton                          69,000           901
   Dycom Industries*                  94,700         4,587
   EMCOR Group*                      154,100         3,400
   Fleetwood Enterprises              54,300           774
   Granite Construction               19,400           506
   Insituform Technologies, Cl A*     63,800         2,205
   Jacobs Engineering Group*          72,000         2,394
   MDC Holdings                       49,190           950

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Pulte                              73,700      $  1,635
   Ryland Group                       39,900           885
   Standard-Pacific                   53,400           607
   Winnebago Industries               30,700           430
                                                  --------
                                                    20,353
                                                  --------
Building & Construction Supplies -- 1.0%
   Centex Construction Products       36,200         1,086
   Dal-Tile International*            90,000           816
   Elcor                              14,300           273
   Genlyte Group*                    122,100         2,473
   Johns Manville                     29,400           336
   Modine Manufacturing               79,400         1,598
   Nortek*                            17,000           364
   Simpson Manufacturing*              8,400           400
                                                  --------
                                                     7,346
                                                  --------
Chemicals -- 1.1%
   Albemarle                          36,600           805
   American Pacific*                  96,000           564
   Arch Chemicals*                       300             5
   Cambrex                            13,600           573
   CFC International*                 24,300           140
   Crompton                           31,500           382
   Cytec Industries*                  29,700           806
   Ethyl                              85,800           220
   Geon                               44,900           965
   Minerals Technologies              12,300           569
   Olin                              102,400         1,600
   Surmodics*                         13,600           325
   WR Grace*                          57,100           717
   Wellman                            27,300           537
                                                  --------
                                                     8,208
                                                  --------
Commercial Services -- 3.1%
   Albany Molecular Research*         21,500         1,119
   Aurora Biosciences*                17,700           840
   Burns International Services*      43,500           506
   CDI*                               32,200           694
   Circle.com*                       150,650           537
   Concord EFS*                       59,600         1,445
   Forrester Research*                 8,150           488
   Gartner Group, Cl A*               39,900           531
   Hall Kinion & Associates*          91,800         2,341
   Hooper Holmes                      58,700           602
   Interim Services*                  47,000           946
   Learning Tree International*       68,700         3,615
   Mail-Well*                         40,300           378
   Memberworks*                       28,100           906
   Modis Professional Services*       48,100           493
   Orthodontic Centers Of America*    34,700           796
   Professional Detailing*            20,150           539


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Profit Recovery Group
     International*                  100,900      $  1,829
   Quanta Services*                   96,700         4,738
   Student Advantage*                 50,850           156
   Teletech Holdings*                 18,400           603
                                                  --------
                                                    24,102
                                                  --------
Communications Equipment -- 2.3%
   American Tower, Cl A*              44,200         1,641
   Andrew*                            70,900         2,490
   AudioCodes Ltd.*                   10,200           745
   Aware*                             21,300           943
   Cobalt Networks*                   49,000         1,311
   Commscope*                         87,500         3,380
   Ditech Communications*             22,100         1,812
   Efficient Networks*                14,700           713
   Netro*                              5,200           155
   Next Level Communications*         10,100           516
   Powerwave Technologies*            32,700         1,772
   Sonus Networks*                       150            11
   Spectrasite Holdings*              37,300           632
   Turnstone Systems*                 13,800         1,214
   Vyyo*                              10,650           157
                                                  --------
                                                    17,492
                                                  --------
Computers & Services -- 6.8%
   Anixter International*            168,900         4,771
   APEX*                             210,100         7,642
   Astro-Med                           1,300             7
   Auspex Systems*                   184,700           877
   Avant!*                            40,000           630
   Black Box*                         56,500         4,435
   Brooktrout*                        23,600           532
   Catapult Communications*           48,400           384
   Check Point Software Technologies*  6,000         1,127
   Coolsavings.com*                   17,600           110
   Cybex Computer Products*          111,450         3,734
   Digital Insight*                   81,000         3,108
   Entrust Technologies*              28,900         1,409
   Espeed, Cl A*                      18,300           474
   Extreme Networks*                  13,800           674
   Filenet*                           20,500           430
   Immersion*                        150,600         2,447
   IMRglobal*                         22,500           371
   In Focus Systems*                  20,000           559
   Interlink Electronics*             43,800           944
   InterVoice-Brite*                  93,800         1,337
   ISS Group*                         21,500         1,591
   Lante*                              9,000           181
   Liveperson*                        38,100           291
   M-Systems Flash Disk Pioneers*      3,450           209
   Mentor Graphics*                  369,300         6,324
   MMC Networks*                      29,200           953

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Paradyne Networks*                  6,600      $    186
   Quantum-Hard Disk Drive Group*     43,800           413
   Radisys*                           24,250           946
   S3*                                19,900           318
   SonicWall,*                        39,400         2,374
   Sykes Enterprises*                 18,800           363
   Synopsys*                          45,100         2,134
                                                  --------
                                                    52,285
                                                  --------
Containers & Packaging -- 0.5%
   Greif Brothers, Cl A               40,200         1,246
   Longview Fibre                    246,900         2,963
                                                  --------
                                                     4,209
                                                  --------
Dental Supplies & Equipment -- 0.1%
   Patterson Dental*                  11,900           606
                                                  --------
Drugs -- 4.1%
   Abgenix*                           40,000         3,160
   Accredo Health*                   144,650         3,472
   Alkermes*                          43,700         1,601
   Alpharma, Cl A                     17,000           841
   Barr Laboratories*                 35,300         1,911
   Bindley Western Industries         37,134           708
   Celgene*                           10,200           375
   Connetics*                        123,100         1,046
   COR Therapeutics*                  27,600         1,749
   Cubist Pharmaceuticals*            16,500           472
   Dura Pharmaceuticals*              55,300           646
   First Horizon Pharmaceutical*     110,000           880
   Geltex Pharmaceuticals*            70,200         1,378
   King Pharmaceuticals*              27,300         1,461
   Medarex*                           17,400           792
   NBTY*                             301,900         4,812
   Neurocrine Biosciences*             4,300            91
   Noven Pharmaceuticals*             52,000           968
   Perrigo*                           77,400           464
   Pharmacyclics*                     23,100           976
   Sangstat Medical*                  18,500           493
   SICOR*                            311,800         2,670
   Vertex Pharmaceuticals*            12,900           953
                                                  --------
                                                    31,919
                                                  --------
Electrical Components & Equipment -- 1.6%
   Belden                             15,400           422
   Cable Design Technologies*        112,400         3,112
   Insteel Industries                 37,000           213
   Littelfuse*                        60,600         2,432
   Power-One*                         72,800         6,379
                                                  --------
                                                    12,558
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Electrical Services -- 1.4%
   Avista                             10,400        $  233
   Cleco                              22,900           784
   Conectiv                           55,800           931
   EL Paso Electric*                 156,200         1,855
   Energy East                         4,200            90
   Hawaiian Electric Industries       22,600           798
   Idacorp                            19,100           670
   Independent Energy Holdings
     PLC ADR*                         24,100           539
   Ipalco Enterprises                 20,700           411
   Northwestern                       11,100           258
   NSTAR                              15,125           651
   Public Service-New Mexico         105,400         1,759
   RGS Energy Group                   33,400           802
   United Illuminating                13,400           635
                                                  --------
                                                    10,416
                                                  --------
Electronics -- 6.0%
   Avnet                              59,900         4,144
   Coherent*                             200            11
   Credence Systems*                  10,600           580
   Electro Scientific Industries*     50,400         2,381
   FEI*                              337,750         6,079
   Hadco*                             18,600         1,641
   Integrated Device Technology*     121,300         5,754
   Kemet*                             99,500         6,685
   Kent Electronics*                 118,900         3,299
   Micron Electronics*                20,000           186
   Newport                               700           119
   Photon Dynamics*                    7,700           464
   Power Integrations*                64,900         1,509
   Robotic Vision Systems*           201,400         2,379
   Sawtek*                            76,000         4,888
   Sensormatic Electronics*          292,600         4,590
   Stoneridge*                        15,800           178
   Tektronix                          18,500           990
   Trimble Navigation Ltd.*           13,800           610
                                                  --------
                                                    46,487
                                                  --------
Entertainment -- 1.4%
   Anchor Gaming*                     16,900           755
   Aztar*                            243,300         3,102
   Cinar, Cl B* (B)                   20,000            60
   Macrovision*                       68,900         4,814
   Zomax*                             94,900         1,690
                                                  --------
                                                    10,421
                                                  --------
Environmental Services -- 0.1%
   Gundle/SLT Environmental*          22,100            69
   Harding Lawson Associates Group*   18,800           214
   Newpark Resources*                 47,500           398
   Sevenson Environmental Services     8,100            89
                                                  --------
                                                       770
                                                  --------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Financial Services -- 3.0%
   Affiliated Managers Group*         78,100       $ 2,616
   Blackrock*                         27,000           650
   Dain Rauscher                      68,300         4,072
   Doral Financial                   103,800         1,155
   Financial Federal*                 51,900           921
   Friedman, Billings, Ramsey
     Group, Ser A*                   176,400         1,125
   Heller Financial                   21,600           408
   John Nuveen, Cl A                  43,300         1,789
   Knight Trading Group, Cl A*        15,300           445
   Metris                             85,500         3,163
   Morgan Keegan                      64,000         1,032
   Neuberger Berman                   25,500           894
   NextCard*                          43,600           422
   Waddell & Reed Financial, Cl A    175,800         4,824
                                                  --------
                                                    23,516
                                                  --------
Food, Beverage & Tobacco -- 0.9%
   Adolph Coors, Cl B                 12,660           712
   Canandaigua Brands, Cl A*          10,000           524
   Corn Products International        32,200           791
   Del Monte Foods*                  178,000         1,524
   Fleming                            42,500           598
   International Home Foods*          38,900           661
   Pilgrims Pride, Cl A                8,950            53
   Pilgrims Pride, Cl B               17,900           143
   Ralcorp Holdings*                  38,300           488
   Robert Mondavi, Cl A*              14,500           455
   Universal Foods                    10,800           186
   Universal-Va                       47,800         1,108
                                                  --------
                                                     7,243
                                                  --------
Gas/Natural Gas -- 0.9%
   Energen                             5,800           128
   MDU Resources Group                10,500           240
   Northwest Natural Gas              32,100           698
   Oneok                              61,100         1,780
   Peoples Energy                      8,100           275
   Southwest Gas                      25,900           497
   UGI                                71,400         1,580
   Washington Gas Light               57,400         1,528
                                                  --------
                                                     6,726
                                                  --------
Hand/Machine Tools -- 0.7%
   Franklin Electric                   5,200           364
   Lincoln Electric Holdings         185,900         2,765
   Powell Industries*                 78,900           648
   Regal Beloit                      103,400         1,732
                                                  --------
                                                     5,509
                                                  --------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Hotels & Lodging -- 0.5%
   Four Seasons Hotels                21,200       $ 1,265
   Starwood Hotels & Resorts
     Worldwide                        92,350         2,730
                                                  --------
                                                     3,995
                                                  --------
Household Furniture & Fixtures -- 1.1%
   Chromcraft Revington*              17,200           191
   Ethan Allen Interiors              51,300         1,193
   Harman International Industries    22,800         1,320
   Kimball International, Cl B       104,320         1,682
   Polycom*                           33,100         2,782
   Salton*                            38,700         1,226
                                                  --------
                                                     8,394
                                                  --------
Household Products -- 0.1%
   Playtex Products*                  50,600           588
   Standard Register                   8,200           111
                                                  --------
                                                       699
                                                  --------
Insurance -- 3.5%
   Acceptance Insurance*              51,300           263
   Annuity and Life Re                85,200         2,055
   Arch Capital Group Ltd.*           66,400           996
   Arthur J Gallagher                 23,400           905
   CNA Surety                         32,100           401
   Commerce Group                     43,100         1,169
   Delphi Financial Group, Cl A*      11,700           392
   Everest Re Group Ltd.              16,900           575
   FBL Financial Group, Cl A          24,900           364
   First American Financial           83,400         1,387
   HCC Insurance Holdings             34,600           590
   Hilb, Rogal & Hamilton             71,000         2,223
   IPC Holdings Ltd.                  72,900         1,075
   Leucadia National                  31,300           816
   Markel*                             5,800           835
   Mony Group                         33,600         1,245
   Mutual Risk Management Ltd.        18,600           314
   Oxford Health Plans*              108,400         2,304
   Pico Holdings*                     66,200           724
   Presidential Life                  58,390           854
   Radian Group                       39,612         2,179
   RLI                                 1,200            44
   Scottish Annuity & Life
     Holdings Ltd.                   115,000           906
   Scpie Holdings                     14,100           343
   Stancorp Financial Group            1,500            48
   Stewart Information Services      116,500         1,471
   WR Berkley                         11,300           249
   White Mountains Insurance Group    17,600         2,485
                                                  --------
                                                    27,212
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Investment Companies -- 0.1%
   Capital Southwest                  16,200      $    919
                                                  --------
Leasing & Renting -- 0.6%
   Avis Group Holdings*               56,600         1,090
   Gatx                               21,200           714
   Rent-A-Center*                     24,300           489
   Rent-Way*                          33,000           881
   Rollins Truck Leasing              44,850           423
   Ryder System                       12,000           230
   Xtra*                              10,400           469
                                                  --------
                                                     4,296
                                                  --------
Leisure Products -- 1.1%
   Arctic Cat                        165,000         1,774
   Callaway Golf                     217,000         3,933
   Direct Focus*                      70,600         2,259
   Jakks Pacific*                     47,700           692
                                                  --------
                                                     8,658
                                                  --------
Lumber & Wood Products -- 0.0%
   Louisiana-Pacific                  22,400           252
                                                  --------
Machinery -- 1.8%
   Agco                               51,300           641
   Astec Industries*                  25,200           652
   Briggs & Stratton                  54,600         2,184
   Cognex*                            69,000         3,730
   Gehl*                              11,400           204
   Helix Technology                   12,400           422
   Imation*                           25,600           725
   JLG Industries                     87,500           853
   Kulicke & Soffa Industries*        12,000           604
   Manitowoc                          26,400           863
   PRI Automation*                       800            41
   Tecumseh Products, Cl A            43,000         1,943
   Thomas Industries                  40,865           817
   Twin Disc                          13,400           208
                                                  --------
                                                    13,887
                                                  --------
Marine Transportation -- 0.2%
   Alexander & Baldwin                59,400         1,374
                                                  --------
Measuring Devices -- 0.3%
   Electroglas*                       83,800         2,221
                                                  --------
Medical Products & Services -- 4.4%
   America Service Group*             26,200           426
   Beckman Coulter                     7,700           463
   Columbia Laboratories*            322,700         3,066


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Cooper                             19,400        $  669
   Cytyc*                             47,800         2,399
   Diagnostic Products                27,400           853
   Edwards Lifesciences*              31,400           638
   First Health Group*                92,900         3,252
   Impath*                            23,400         1,286
   LifePoint Hospitals*              162,600         3,486
   Lincare Holdings*                  30,400           882
   Manor Care*                        48,500           343
   Meade Instruments*                  7,700           384
   Medical Manager*                    6,800           150
   MedQuist*                          82,400         3,409
   Molecular Devices*                 15,650           835
   National Dentex*                   30,800           474
   Province Healthcare*               15,050           423
   Quest Diagnostics*                101,600         6,795
   Renal Care Group*                  13,300           318
   Resmed*                            18,800           451
   Sola International*                27,600           138
   Techne*                             7,000           560
   Thoratec Labs*                     13,250           161
   Triad Hospitals*                    5,500           118
   Trigon Healthcare*                  6,700           335
   Varian Medical Systems*            17,800           735
   Wesley Jessen Visioncare*          36,100         1,333
                                                  --------
                                                    34,382
                                                  --------
Metal Fabricate/Hardware -- 1.4%
   Amcast Industrial                  21,900           189
   Commercial Metals                  44,300         1,166
   Intermet                          125,700           864
   Kaydon                             70,600         1,646
   LB Foster, Cl A*                   81,900           266
   Maverick Tube*                     69,400         2,442
   Mueller Industries*                69,800         2,050
   Precision Castparts                32,400         1,580
   Velcro Industries NV               67,500           713
                                                  --------
                                                    10,916
                                                  --------
Metals & Mining -- 0.2%
   Cleveland-Cliffs                   75,800         1,928
                                                  --------
 Miscellaneous Business Services-- 0.3%
   Ebenx*                              1,500            24
   Kronos*                            10,300           306
   Netcentives*                       16,600           176
   Verio*                             35,300         2,008
                                                  --------
                                                     2,514
                                                  --------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 1.7%
   AO Smith                           35,850        $  753
   AptarGroup                         28,700           762
   Barnes Group                       21,160           353
   Carlisle                           56,100         2,332
   Clarcor                            94,600         1,673
   Dexter                             38,890         1,682
   Esco Electronics*                  27,900           492
   FMC*                                6,600           401
   Justin Industries                  71,500         1,247
   Lancaster Colony                   20,300           481
   M&F Worldwide*                     59,100           303
   Mark IV Industries                 40,500           861
   National Service Industries        29,300           637
   NCH                                 7,150           286
   Pittston Brink's Group             46,700           709
   Smith Investment                    5,300           223
   SPS Technologies*                   5,500           193
                                                  --------
                                                    13,388
                                                  --------
Paper & Paper Products -- 0.2%
   Pope & Talbot                      38,900           722
   Potlatch                           24,400           924
   Rock-Tenn, Cl A                    28,200           270
                                                  --------
                                                     1,916
                                                  --------
Petroleum & Fuel Products -- 5.8%
   Atwood Oceanics*                   18,400         1,006
   Barrett Resources*                 37,400         1,480
   Cabot Oil & Gas, Cl A              79,300         1,978
   Callon Petroleum*                  87,500         1,334
   Cross Timbers Oil                  17,700           360
   Equitable Resources                15,900           791
   Fletcher Challenge Energy ADR      22,000           583
   Forest Oil*                       128,900         2,054
   Giant Industries*                  24,400           215
   Global Industries Ltd.*            22,400           395
   Hanover Compressor*                32,700         1,919
   Helmerich & Payne                  77,900         2,902
   Murphy Oil                         16,700         1,083
   Newfield Exploration*              86,600         3,626
   Oceaneering International*        128,000         2,496
   Patina Oil & Gas                   58,100         1,006
   Pogo Producing                     82,000         1,968
   Pride International*               20,100           511
   Prima Energy*                      15,400           639
   Pure Resources*                    12,441           187
   Ranger Oil Ltd.*                   41,900           210
   Santa Fe Snyder*                  260,800         3,293
   Shaw Group*                        60,600         2,644
   Superior Energy Services*         172,600         1,748


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Swift Energy*                      64,900      $  1,667
   Tom Brown*                        108,600         2,376
   Ultramar Diamond Shamrock          28,300           734
   Varco International*               41,400           900
   Vintage Petroleum                 190,200         4,517
                                                  --------
                                                    44,622
                                                  --------
Petroleum Refining -- 0.5%
   Valero Energy                     134,400         3,931
                                                  --------
Photographic Equipment & Supplies -- 0.1%
   Polaroid                           53,400         1,025
                                                  --------
Printing & Publishing -- 0.1%
   Banta                              15,300           283
   Hollinger International            32,800           400
   Scholastic*                         8,400           447
                                                  --------
                                                     1,130
                                                  --------
Professional Services -- 0.0%
   F.Y.I.*                             9,800           320
                                                  --------
Real Estate Investment Trusts -- 4.3%
   Amli Residential Properties        67,600         1,542
   Apartment Investment &
     Managment                        28,000         1,122
   Arden Realty                       71,000         1,633
   Asset Investors                    46,700           546
   AvalonBay Communities              52,000         2,067
   Boston Properties                  47,150         1,647
   Charles E Smith Residential        42,000         1,588
   Cornerstone Properties             76,850         1,383
   Equity Office Properties Trust     49,500         1,315
   Equity Residential Properties
     Trust                            58,900         2,628
   Essex Property Trust               34,500         1,374
   Federal Realty Investment Trust    90,700         1,990
   Franchise Finance                  19,400           438
   General Growth Properties          40,800         1,290
   Healthcare Realty Trust             9,800           163
   Highwoods Properties               44,650         1,074
   Liberty Property Trust             64,150         1,604
   Mack-Cali Realty                   38,400         1,037
   Pinnacle Holdings*                 35,100         1,720
   Post Properties                    14,000           614
   Prentiss Properties Trust          68,200         1,637
   Public Storage                     68,900         1,537
   Spieker Properties                 27,650         1,284
   Urban Shopping Centers             53,200         1,782
   Wilshire Real Estate Investment*  115,800           257
                                                  --------
                                                    33,272
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Regulated Investment Company -- 0.2%
   John Hancock Bank &
     Thrift OPP FD                   250,700      $  1,786
                                                  --------
Retail -- 4.9%
   99 Cents Only Stores*              14,500           521
   Anntaylor Stores*                  11,300           294
   Barnes & Noble*                    20,300           384
   Barnett*                           96,600           912
   Brown Shoe                         24,700           295
   Cato, Cl A                         51,800           641
   CBRL Group                         37,600           545
   Charming Shoppes*                 203,400         1,195
   Cheesecake Factory*                93,000         3,703
   Chico's FAS*                      114,700         2,072
   Childrens Place*                   30,100           576
   Dollar Tree Stores*                23,900         1,422
   Dress Barn*                        35,470           758
   Factory 2-U Stores*                74,700         2,619
   Footstar*                          55,800         2,002
   Haverty Furniture                  60,300           678
   HOT Topic*                         87,300         2,226
   Kenneth Cole Productions*          38,100         1,274
   Pacific Sunwear of California*     77,800         1,250
   PC Connection*                    111,750         4,533
   Rare Hospitality International*    20,800           569
   Ruby Tuesday                       42,200           417
   Ryan's Family Steak Houses*       137,430         1,237
   Shopko Stores*                     28,500           524
   Spiegel, Cl A                      43,100           323
   Talbots                            26,000         1,485
   Too*                               52,450         1,344
   Venator Group*                    180,100         1,947
   Zale*                              48,200         1,832
                                                  --------
                                                    37,578
                                                  --------
Retirement/Aged Care -- 0.1%
   Sunrise Assisted Living*           42,700           777
                                                  --------
Rubber & Plastic -- 0.1%
   Tupperware                         19,600           432
                                                  --------
Rubber-Tires -- 0.0%
   Cooper Tire & Rubber               23,900           288
                                                  --------
Rubber Shoes -- 0.1%
   Reebok International Ltd.*         33,600           466
                                                  --------
Semi-Conductors/Instruments -- 3.4%
   ACT Manufacturing*                 25,700           810
   Actel*                            124,900         3,638
   Alpha Industries*                  23,000         1,059
   ATMI*                              19,900           764





--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Burr-Brown*                        33,800       $ 1,924
   Cree*                              13,500         1,640
   Cypress Semiconductor*             17,500           736
   ESS Technology*                    25,700           339
   Exar*                               5,250           361
   General Semiconductor*            168,800         2,659
   Globespan*                         21,100         1,865
   Integrated Measurement Systems*   113,300         1,714
   International Rectifier*           19,100           788
   JNI*                                1,600            42
   LTX*                               26,100           682
   Microsemi*                          6,800           147
   Newfocus*                             600            39
   Pioneer Standard Electronics       36,100           433
   PLX Technology*                    33,500           848
   PSI Technologies Holdings ADR      46,700           555
   SDL*                                3,700           838
   Silicon Valley Group*             126,700         3,373
   Varian Semiconductor Equipment*    17,200           820
   Veeco Instruments*                  5,700           256
                                                  --------
                                                    26,330
                                                  --------
Shipbuilding -- 0.1%
   Newport News Shipbuilding          12,800           423
                                                  --------
Software -- 9.0%
   24/7 Media*                        42,200           601
   Acxiom*                            43,300         1,267
   Active Software*                   22,600           811
   Advent Software*                   12,950           487
   Applied Theory*                    17,700           305
   Alteon Websystems*                 13,400           681
   Art Technology Group*              22,300         1,309
   Be Free*                           16,950           157
   BEA Systems*                       36,000         1,301
   Blaze Software*                     3,550            30
   Business Objects SA ADR*           13,900         1,112
   Caldera Systems*                   77,100           617
   Caminus*                           30,500           366
   Cysive*                            53,200         1,343
   Digex*                             19,350           818
   Digi International*                18,300            94
   Digimarc*                         269,200         7,100
   Digital Island*                    24,500           449
   DSL.Net*                           33,600           212
   Exchange Applications*             82,300         1,132
   Extensity*                         10,200           175
   Firepond*                          30,800           524
   Firstworld Communications, Cl B*      450             5
   Homestore.com*                     56,300         1,327
   Informatica*                       25,700         1,034
   Informix*                         279,000         2,023

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Lifeminders.com*                   20,050        $  675
   Macromedia*                        26,900         2,136
   Media Metrix*                      86,000         2,397
   Mercator Software*                 15,200           452
   Midway Games*                      47,900           314
   Moldflow*                          78,200         1,173
   MyPoints.com*                      48,400           496
   National Information Consortium*   34,800           518
   Navisite*                          17,200           746
   NetCreations*                     137,900         3,379
   NETIQ*                             78,800         2,669
   Netopia*                           35,250         1,185
   Network Solutions*                  6,000           887
   NetZero*                          167,600         1,330
   Nvidia*                            21,600         2,465
   OnDisplay*                         16,800           773
   Optimal Robotics*                   4,200           141
   Pixar*                             99,200         3,398
   Primus Knowledge Solutions*        15,800           399
   Progress Software*                 37,600           569
   Proxicom*                          48,400         2,220
   Psinet*                            40,500         1,056
   Quest Software*                    16,600           664
   Register.com*                      19,050           743
   Retek*                             28,000           578
   Sagent Technology*                 21,700           172
   Scient*                            15,950           684
   Serena Software*                   82,000         2,347
   Software.com*                       9,500           800
   SportsLine.com*                    26,500           303
   Sybase*                            54,200         1,033
   Symantec*                          59,100         3,886
   Tibco Software*                    16,750           932
   Timberline Software                39,900           304
   Vignette*                           8,100           223
   Vitria Technology*                 28,400           994
   WatchGuard Technologies*           28,450           786
   webMethods*                         7,000           585
                                                  --------
                                                    69,692
                                                  --------
Steel & Steel Works -- 0.7%
   AK Steel Holding                  282,991         2,741
   Carpenter Technology               32,300           668
   Roanoke Electric Steel             54,100           717
   Ryerson Tull                       31,400           310
   Schnitzer Steel Industries, Cl A   51,200           794
                                                  --------
                                                     5,230
                                                  --------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Telephones & Telecommunication -- 1.8%
   Allegiance Telecommunications*     18,450       $   976
   Caprock Communications*            32,200           644
   Centigram Communications*          10,700           203
   Centillium Communications*          3,950           134
   COMSAT                             38,800           951
   Concentric Network*                17,100           765
   Copper Mountain Networks*          16,700         1,395
   Crown Castle International*        20,700           542
   Dobson Communications*             64,600         1,538
   Electric Lightwave, Cl A*          56,900         1,001
   ITC Deltacom*                      13,700           249
   Lightbridge*                       17,300           375
   Metawave Communications*           35,100         1,049
   Metrocall*                        119,800           389
   Primus Telecommunications Group*   29,200           763
   Superconductor Technologies*        6,600            92
   Viasat*                            36,600         1,432
   Viatel*                            15,800           394
   WebLink Wireless*                  71,000           453
   West Teleservices*                  8,500           224
                                                  --------
                                                    13,569
                                                  --------
Testing Laboratories -- 0.3%
   Paradigm Genetics*                 45,900           505
   Plexus*                            21,600         1,804
                                                  --------
                                                     2,309
                                                  --------
Trucking -- 0.6%
   Arkansas Best*                     53,000           583
   Forward Air*                       36,650         1,168
   Roadway Express                    65,800         1,406
   USFreightways                      49,600         1,361
   Yellow*                            18,820           308
                                                  --------
                                                     4,826
                                                  --------
Wholesale -- 0.2%
   Aviall*                            80,200           431
   Handleman*                         41,500           405
   United Stationers*                 18,000           576
                                                  --------
                                                     1,412
                                                  --------
Total Common Stocks
   (Cost $724,498)                                 758,103
                                                  --------
Preferred Stock -- 0.0%
   Craig, Cl A*                       37,500           145
                                                  --------
Total Preferred Stock -- 0.0%
   (Cost $251)                                         145
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

SMALL CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 0.1%
   U.S. Treasury Bill (A)
     0.000%, 11/09/00               $  1,000      $    973
                                                  --------
Total U.S. Treasury Obligations
   (Cost $973)                                         973
                                                  --------

Money Market -- 1.1%
   Evergreen Select Money
     Market Fund                   8,508,466       $ 8,508
                                                  --------
Total Money Market
   (Cost $8,508)                                     8,508
                                                  --------

Repurchase Agreements -- 1.6%
   Merrill Lynch
     6.033%, dated 05/31/00,
     matures 06/01/00, repurchase
     price $221,028                    $ 221           221
   Morgan Stanley
     6.220%-6.430%, dated 05/31/00,
     matures 06/01/00, repurchase price
     $11,818,692 (Merrill Lynch and
     Morgan Stanley Repurchase Agreements
     are collateralized by Resolution
     Trust Funding Corporation, total
     par value $45,260,000,
     8.125%, 10/15/19, total market
     value $12,278,042)               11,817        11,817
                                                  --------
Total Repurchase Agreements

   (Cost $12,038)                                   12,038
                                                  --------
Total Investments--100.7%

   (Cost $746,268)                                 779,767
                                                  --------
Other Assets and Liabilities, Net--(0.7%)           (5,483)
                                                  --------



--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
Net Assets:
Fund Shares (unlimited authorization --
   no par value) based on 56,674,899
   outstanding shares of beneficial interest      $680,855
Undistributed net investment income                    724
Accumulated net realized gain
   on investments                                   59,236
Net unrealized appreciation on investments          33,499
Net unrealized depreciation on
   futures contracts                                   (30)
                                                  --------
Total Net Assets--100.0%                          $774,284
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                       $13.66
                                                  ========
* NON INCOME PRODUCING SECURITY
(A) SECURITY, OR PORTION THEREOF, HAS BEEN PLEDGED AS COLLATERAL ON OPEN
    FUTURES CONTRACTS.
(B) PRIVATE PLACEMENT; MARKET QUOTATION NOT READILY AVAILABLE
    (SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FD -- FUND
LTD. -- LIMITED
OPP -- OPPORTUNITY
PLC -- PUBLIC LIABILITY COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 23.8%
   U.S. Treasury Bonds
    11.875%, 11/15/03               $    210       $   243
    10.750%, 08/15/05                 14,275        16,796
     9.875%, 11/15/15                 63,725        84,681
     9.250%, 02/15/16                 75,670        96,249
     8.000%, 11/15/21                 88,320       104,740
     6.125%, 08/15/29                 13,235        13,180
   U.S. Treasury Bonds (D)
     3.875%, 04/15/29                 27,077        26,573
     3.625%, 04/15/28                 26,669        25,065
   U.S. Treasury Notes
     6.500%, 10/15/06-02/15/10        28,355        28,756
     5.625%, 05/15/08                    310           294
     4.750%, 11/15/08                  1,390         1,238
   U.S. Treasury Notes (D)
     4.250%, 01/15/10                 16,590        16,683
     3.625%, 01/15/08                 17,803        17,141
   U.S. Treasury STRIPS
     0.000%, 11/15/04-11/15/21       104,450        43,864
                                                  --------
Total U.S. Treasury Obligations
   (Cost $475,803)                                 475,503
                                                  --------

U.S. Government Agency Obligations -- 4.3%

   FHLMC
     6.875%, 01/15/05                  3,540         3,468
     6.625%, 09/15/09                 20,000        18,825
   FHLMC Discount Note (C)
     6.610%, 11/09/00                  1,400         1,358
   FHLMC TBA
     7.350%, 04/15/19                  1,417         1,376
   FNMA
     7.250%, 01/15/10                  7,122         7,002
     7.125%, 02/15/05-03/15/07        55,220        54,289
   Resolution Funding
     8.625%, 01/15/30                    250           301
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $87,354)                                   86,619
                                                  --------

U.S. Government Mortgage-Backed Obligations -- 30.5% FHLMC
     9.750%, 10/01/14                    231           244
     9.000%, 12/01/05                     15            15
     8.500%, 09/01/08-04/01/09         1,264         1,296
     8.000%, 07/01/12-08/01/26         3,479         3,475
     7.500%, 10/01/09-05/01/30        15,559        15,226
     7.000%, 01/01/11-09/01/25         6,687         6,375
     6.500%, 05/01/18-06/01/30        41,056        38,076
     6.000%, 03/01/11-02/01/30        46,329        42,933
     5.500%, 10/01/13-07/01/14        20,417        18,599
   FHLMC CMO, Ser 1, Cl Z
     9.300%, 04/15/19                    296           304

--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 1563, Cl SB (A) (C)
     8.850%, 08/15/08               $    108         $ 104
   FHLMC CMT ARM
     6.913%, 07/01/27                    551           550
   FHLMC TBA
     8.000%, 06/01/30                 31,550        31,639
     7.000%, 06/01/15                  4,500         4,358
     6.500%, 06/01/30 - 06/14/30      65,190        60,402
     6.000%, 06/01/29                  4,150         3,731
   FHLMC STRIP, Ser 206 PO
     0.000%, 12/15/30                  1,265           787
   FNMA
     8.500%, 09/01/13                     21            21
     8.000%, 04/01/08-05/01/27         4,329         4,328
     7.500%, 06/01/24-05/01/30         7,027         6,856
     7.000%, 05/01/11-03/01/30         3,921         3,770
     6.500%, 10/01/08-02/01/30 (C)    26,111        24,319
     6.000%, 02/01/13-08/01/29        43,658        39,594
     5.500%, 10/01/13-07/01/14        14,740        13,406
   FNMA CMO, Ser 1190-106, Cl J
     8.500%, 09/25/20                    171           174
   FNMA CMO, Ser 1991-156, Cl A
     7.500%, 10/25/21                    637           631
   FNMA CMO, Ser 1993-69, Cl Z
     6.000%, 01/25/22                    867           794
   FNMA CMO, Ser 1990-93, Cl G
     5.500%, 08/25/20                    933           850
   FNMA CMO, Ser 1993-216, Cl B PO
     0.000%, 08/25/23                      1             1
   FNMA CMO, Ser 1994-9, Cl C PO
     0.000%, 08/25/23                     22            20
   FNMA Whole Loan CMO,
     Ser 1996-W4, Cl A4
     6.743%, 12/25/11                  2,205         2,146
   FNMA REMIC, Ser 1997-5, Cl VG
     7.050%, 06/25/04                  1,488         1,474
   FNMA TBA
     8.000%, 06/01/30                 21,530        21,335
     7.500%, 06/01/15-06/14/30        34,700        34,107
     7.000%, 06/01/15-06/01/30        26,400        25,052
     6.500%, 06/01/30                  5,000         4,622
     6.000%, 06/19/15-06/01/30         2,000         1,794
     5.500%, 06/01/15                  1,253         1,139
   FNMA STRIP, Ser 269, Cl 1
     9.000%, 09/25/25                    123           125
   GNMA
     9.500%, 12/15/20                    197           206
     8.500%, 11/15/20                     12            12
     8.000%, 12/15/23-04/15/30        15,697        15,718
     7.500%, 09/15/06-01/15/30        22,192        21,732
     7.000%, 04/15/23-09/15/28        26,904        25,825
     6.500%, 06/15/11-07/15/29        32,740        30,766
     6.000%, 03/15/14-02/20/29         2,362         2,159

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

CORE FIXED INCOME FUND -- CONTINUED
--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   GNMA TBA
     8.000%, 07/25/15                $ 3,900      $  3,906
     7.500%, 06/01/30                 21,200        20,803
     7.000%, 06/01/29                  6,000         5,754
     6.500%, 06/01/30-06/19/30        54,300        50,790
     6.000%, 06/15/15-06/01/29        19,990        18,217
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligations

   (Cost $616,042)                                 610,560
                                                  --------

Corporate Obligations -- 21.7%
Aerospace & Defense -- 0.5%

   Boeing
     6.625%, 02/15/38                  3,000         2,456
   Lockheed Martin
     8.500%, 12/01/29                  2,560         2,496
   Northrop-Grumman
     9.375%, 10/15/24                  2,990         2,983
   Raytheon
     6.750%, 08/15/07                  2,500         2,262
                                                  --------
                                                    10,197
                                                  --------
Air-Freight Transportation -- 0.1%
   FedEx

     9.650%, 06/15/12                  1,275         1,359
   FedEx, Ser 981B
     6.845%, 01/15/19                    579           524
                                                   --------
                                                     1,883
                                                  --------
Airlines -- 1.5%
   America West Airlines (B)
     7.930%, 01/02/19                  6,839         6,808
   American Airlines, Ser 94A4
     9.780%, 11/26/11                  2,094         2,229
   Atlas Air (B)
     8.707%, 01/02/20                  3,100         3,100
   Continental Airlines, Ser 974C
     6.800%, 07/02/07                  1,297         1,214
   Continental Airlines, Ser 99-2
     7.434%, 09/15/04                  1,350         1,284
     7.730%, 03/15/11                  1,883         1,787
   Northwest Airlines, Ser 971B
     7.248%, 01/02/12                  5,049         4,559
   Northwest Airlines, Ser 991C
     8.130%, 02/01/14                  1,222         1,137
   United Air Lines, Ser 96A1
     7.270%, 01/30/13                  2,736         2,528
   United Air Lines, Ser 91C
    10.360%, 11/13/12                  1,445         1,564

--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   US Airways, Cl B
     7.500%, 04/15/08                $ 3,474      $  3,144
                                                  --------
                                                    29,354
                                                  --------
Automotive -- 0.3%
   DaimlerChrysler AG
     7.450%, 03/01/27                  2,500         2,331
   Ford Motor
     6.375%, 02/01/29                  3,000         2,407
     7.400%, 11/01/46                    200           178
     7.700%, 05/15/97                  1,300         1,183
                                                  --------
                                                     6,099
                                                  --------
Automotive Parts & Equipment -- 0.3%
   TRW, Ser E MTN (A)
     6.676%, 03/25/02                  6,000         5,984
                                                  --------
Banks -- 2.5%
   ABN-AMRO Bank NV (Chicago)
     6.625%, 10/31/01                  1,000           986
     7.250%, 05/31/05                  3,425         3,331
   Bank of Oklahoma
     7.125%, 08/15/07                  6,000         5,497
   BankBoston MTN
     6.375%, 04/15/08                  1,000           902
   Bankers Trust
     8.125%, 05/15/02                  6,200         6,228
   Bank of America
     8.375%, 03/15/02                    800           809
     9.200%, 05/15/03                    150           155
    10.200%, 07/15/15                  2,850         3,377
   Bank One
     8.875%, 03/15/02                  2,700         2,743
   Barclays North America Capital
     9.750%, 05/15/21                  3,000         3,150
   Chase Manhattan
     8.625%, 05/01/02                  1,000         1,016
   Dresdner Bank-New York
     7.250%, 09/15/15                  1,750         1,571
   First National Bank of Omaha MTN
     7.320%, 12/01/10                    250           227
   FleetBoston Financial
     6.875%, 03/01/03                  1,000           974
   Household Bank FSB
     6.500%, 07/15/03                  2,460         2,334
   Midlantic
     9.200%, 08/01/01                  1,085         1,101
   National Westminster Bancorp
     9.375%, 11/15/03                  1,900         1,981
   Royal Bank of Scotland
     Group PLC, Ser 2
     8.817%, 03/31/49                  4,300         4,354

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Security Pacific
    11.000%, 03/01/01                $ 2,750     $   2,826
   Swiss Bank NY
     7.375%, 07/15/15                  2,300         2,127
     7.000%, 10/15/15                    300           268
   Westdeutsche Landesbank NY
     6.050%, 01/15/09                  4,175         3,627
   Westpac Banking
     7.875%, 10/15/02                    500           501
                                                  --------
                                                    50,085
                                                  --------
Cable TV -- 1.1%
   AT&T
     7.125%, 02/15/28                  6,860         5,925
   Comcast
     8.875%, 04/01/07                  5,340         5,400
   Continental Cablevision
     9.000%, 09/01/08                    800           841
     9.500%, 08/01/13                  5,925         6,273
   Cox Communications
     7.875%, 08/15/09                    440           426
   TCI Communications
     6.375%, 05/01/03                  1,080         1,041
     7.875%, 02/15/26                  2,150         2,040
                                                  --------
                                                    21,946
                                                  --------
Chemicals -- 0.4%
   Dow Chemical
     7.375%, 11/01/29                  4,050         3,812
   Rohm & Haas
     7.850%, 07/15/29                  5,000         4,906
                                                  --------
                                                     8,718
                                                  --------
Commercial Services -- 0.2%
   Cendant
     7.750%, 12/01/03                  4,100         3,941
                                                  --------
Computer Services -- 0.2%
   Electronic Data Systems
     7.450%, 10/15/29                  3,800         3,601
                                                  --------
Electric General Utilities Services -- 1.7%
   Arizona Public Services
     8.000%, 12/30/15                  1,000           961
   CE Generation LLC (B)
     7.416%, 12/15/18                  4,250         3,893
   Commonwealth Edison, Ser 75
     9.875%, 06/15/20                  1,043         1,119
   Edison Mission Energy (A) (B)
     6.820%, 06/15/01                  3,000         3,002
   FPL Group Capital
     7.375%, 06/01/09                  5,000         4,713
   Hydro-Quebec, Cl HQ
     9.500%, 11/15/30                  1,450         1,675
   Hydro-Quebec, Cl HY
     8.400%, 01/15/22                  1,750         1,807

--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Kansas City Power & Light
     MTN (A)
     6.341%, 03/20/02                $ 8,000      $  7,989
   Korea Electric Power
     7.750%, 04/01/13                    930           827
     6.750%, 08/01/27                    450           417
   PSI Energy
     7.850%, 10/15/07                  3,100         2,999
   System Energy Resources
     7.430%, 01/15/11                  2,386         2,213
   Utilicorp United
     7.000%, 07/15/04                  1,750         1,667
                                                  --------
                                                    33,282
                                                  --------
Financial Services -- 5.1%
   Bear Stearns
     7.625%, 02/01/05                  6,100         5,925
     6.250%, 07/15/05                    800           731
   Countrywide Capital I
     8.000%, 12/15/26                    600           485
   Donaldson Lufkin & Jenrette
     6.000%, 12/01/01                  3,000         2,922
   Donaldson Lufkin & Jenrette MTN
     6.170%, 07/15/03                  3,000         2,850
   Dryden Investor Trust (B)
     7.157%, 07/23/08                  5,598         5,157
   Finova Capital
     5.875%, 10/15/01                  1,000           894
   General Motors Acceptance
     5.950%, 03/14/03                  1,000           955
     5.850%, 01/14/09                  7,000         6,073
     7.150%, 06/15/15 (F)              2,600           803
   Goldman Sachs Group LP MTN
     6.250%, 02/01/03                    800           769
   Goldman Sachs Group, Ser E MTN
     7.800%, 01/28/10                  5,000         4,850
   Heller Financial (A)
     6.508%, 06/25/01                  3,500         3,502
   Heller Financial, Ser I MTN (A)
     6.578%, 09/25/00                  3,000         3,000
     6.350%, 04/02/01                 10,000         9,988
   Heller Financial, Ser J MTN (A)
     6.320%, 03/13/02                  3,000         2,996
   Household Finance
     8.000%, 05/09/05                  5,000         4,950
   John Deere Capital
     6.000%, 02/15/09                  1,700         1,494
   J.P. Morgan Capital Trust II
     7.950%, 02/01/27                    200           175
   Lehman Brothers
     9.875%, 10/15/00                  1,625         1,639
     6.125%, 02/01/01                  1,750         1,731

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

CORE FIXED INCOME FUND -- CONTINUED
--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Lehman Brothers Holdings
     8.875%, 03/01/02                $ 2,600      $  2,626
     8.750%, 05/15/02                  1,602         1,618
     8.750%, 03/15/05                  1,250         1,258
     8.800%, 03/01/15                  3,000         3,011
   Lehman Brothers Holdings, Ser F MTN
     7.500%, 09/01/06                  4,000         3,785
   Merrill Lynch
     6.875%, 11/15/18                  3,075         2,691
     7.430%, 09/01/22                    835           821
   National Rural Utilities, Ser V
     9.000%, 09/01/21                  2,100         2,103
   Paine Webber Group
     7.875%, 02/15/03                  1,500         1,479
     6.450%, 12/01/03                  1,450         1,368
     8.875%, 03/15/05                  1,100         1,123
   Paine Webber Group, Ser C MTN
     6.730%, 01/20/04                    150           143
     7.390%, 10/16/17                  5,915         5,301
   Paine Webber Group, Ser D MTN
     6.930%, 08/15/03                    325           312
   Principal Financial Group (B)
     8.200%, 08/15/09                  4,000         3,936
   Progress Capital Holdings MTN
     6.750%, 12/10/07                  3,000         2,697
   Salomon Smith Barney Holdings
     6.750%, 02/15/03                  1,650         1,607
   Travelers Group
     7.500%, 02/01/03                    750           743
     7.000%, 06/15/03                  2,000         1,960
   Transamerica Finance, Ser E MTN
     6.125%, 11/01/01                  2,800         2,744
                                                  --------
                                                   103,215
                                                  --------
Food, Beverage & Tobacco -- 0.8%
   Nabisco (A)
     6.375%, 02/01/35                  3,000         2,663
   Pepsi Bottling Group, Ser B
     7.000%, 03/01/29                  4,600         3,991
   Philip Morris
     7.750%, 01/15/27                  5,570         4,707
   RJ Reynolds Tobacco, Ser B
     7.750%, 05/15/06                  3,760         3,154
     7.875%, 05/15/09                  2,530         2,027
                                                  --------
                                                    16,542
                                                  --------
Forestry -- 0.0%
   Weyerhaeuser
     7.250%, 07/01/13                    325           296
                                                  --------

--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
Independent Power Producer -- 0.2%
   NRG Energy
     7.625%, 02/01/06                $ 4,000      $  3,760
                                                  --------
Insurance -- 1.2%
   Allstate
     7.500%, 06/15/13                  1,000           920
   Associated P&C Holdings
     6.750%, 07/15/03                  5,100         4,953
   Axa Financial
     9.000%, 12/15/04                  2,070         2,148
   Conseco
     8.750%, 02/09/04                  5,437         3,724
   Lincoln National
     9.125%, 10/01/24                  1,000         1,036
   Loews
     7.625%, 06/01/23                    450           402
     7.000%, 10/15/23                  1,950         1,606
   Safeco Capital Trust I (A)
     8.072%, 07/15/37                  1,680         1,363
   USF&G
     7.125%, 06/01/05                  1,000           968
   Zurich Capital Trust I (B)
     8.376%, 06/01/37                  8,300         7,460
                                                  --------
                                                    24,580
                                                  --------
Machinery -- 0.1%
   Caterpillar
     9.750%, 06/01/19                  1,300         1,358
                                                  --------
Medical Products & Services -- 0.2%
   Unitedhealth Group
     6.600%, 12/01/03                  5,000         4,699
                                                  --------
Multimedia -- 0.7%
   J Seagram & Sons
     6.400%, 12/15/03                  1,930         1,819
     6.800%, 12/15/08                    930           825
     7.500%, 12/15/18                  1,460         1,270
     7.600%, 12/15/28                  1,490         1,278
   News America Holdings
    10.125%, 10/15/12                  1,400         1,425
   Time Warner
     9.125%, 01/15/13                  1,675         1,750
   Time Warner Entertainment
     8.375%, 07/15/33                  5,000         4,831
                                                  --------
                                                    13,198
                                                  --------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
Non-Hazardous Waste Disposal -- 0.2%
   Waste Management
     7.125%, 12/15/17                $ 5,425       $ 4,232
     7.375%, 05/15/29                  1,000           752
                                                  --------
                                                     4,984
                                                  --------
Oil Distributor -- 0.1%
   Phillips Pete
     9.180%, 09/15/21                  1,200         1,191
                                                  --------
Paper & Paper Products -- 0.4%
   Federal Paper Board
     8.875%, 07/01/12                    300           319
   Georgia-Pacific
     9.500%, 12/01/11                  1,300         1,343
     9.875%, 11/01/21                  1,800         1,818
   Pactiv
     8.000%, 04/15/07                  2,000         1,886
     7.950%, 12/15/25                    125           110
   Westvaco
     8.400%, 06/01/07                  3,300         3,289
                                                  --------
                                                     8,765
                                                  --------
Pipelines -- 0.8%
   CMS Panhandle Hodings
     7.000%, 07/15/29                  1,300         1,050
   Dynegy
     7.450%, 07/15/06                  4,500         4,320
   Kinder Morgan
     9.625%, 08/01/21                  1,400         1,477
   Oneok
     7.750%, 08/15/06                  7,000         6,810
   Yosemite Security Trust (B)
     8.250%, 11/15/04                  2,500         2,451
                                                  --------
                                                    16,108
                                                  --------
Railroad Transportation -- 0.6%
   Burlington North Santa Fe
     6.750%, 03/15/29                  3,000         2,441
   Consolidated Rail
     7.875%, 05/15/43                    450           413
   CSX, Ser C MTN
     6.800%, 12/01/28                  3,000         2,374
   Union Pacific
     7.000%, 02/01/16                  5,000         4,381
     7.125%, 02/01/28                  1,500         1,271
     6.625%, 02/01/29                    800           629
                                                  --------
                                                    11,509
                                                  --------


--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
Real Estate Investment Management -- 0.1%
   Security Capital Group, Ser A MTN
     7.750%, 11/15/03                $ 1,600      $  1,530
                                                  --------
Retail -- 0.5%
   Dillards
     6.875%, 06/01/05                  1,500         1,278
   JC Penney
     9.750%, 06/15/21                  1,200         1,059
     6.900%, 08/15/26                  1,650         1,487
   May Department Stores
     9.875%, 06/15/21                  1,500         1,590
   Target
     8.600%, 01/15/12                    175           181
   Wal-Mart Stores
     6.875%, 08/10/09                  4,800         4,572
                                                  --------
                                                    10,167
                                                  --------
Special Purpose Entity -- 0.9%
   Air 2 US (B)
     8.027%, 10/01/19                  5,000         4,888
   British Aerospace Financial (B)
     7.500%, 07/01/27                  5,000         4,569
   Marlin Water Trust/Capital (B)
     7.090%, 12/15/01                  1,000           985
   Osprey Trust/Osprey I (B)
     8.310%, 01/15/03                  3,700         3,686
   Toll Road Investment
     Partnership II (B) (F)
     6.635%, 02/15/06                  5,000         3,166
                                                  --------
                                                    17,294
                                                  --------
Telephones & Telecommunication -- 1.0%
   AT&T Canada (B)
    10.625%, 11/01/08                  2,180         2,403
   AT&T Canada (Step Coupon) (A)
     6.721%, 06/15/08                  3,000         2,415
   GTE
     6.940%, 04/15/28                  3,000         2,573
   Lucent Technologies
     6.450%, 03/15/29                  5,000         4,250
   New York Telephone
     9.375%, 07/15/31                  2,768         2,861
   Sprint Capital
     6.875%, 11/15/28                  3,890         3,263
   US West Communications
     8.875%, 06/01/31                  2,200         2,167
                                                  --------
                                                    19,932
                                                  --------
Total Corporate Obligations
   (Cost $461,208)                                 434,218
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

CORE FIXED INCOME FUND -- CONTINUED
--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
Yankee Bonds -- 3.3%
   Andina de Fomento
     8.875%, 06/01/05                $ 3,400    $    3,389
   BAA PLC
     7.000%, 01/15/04                  6,500         6,086
   Banco Santander-Chile MBIA
     6.500%, 11/01/05                  4,100         3,844
   Bank of Tokyo-Mitsubishi
     8.400%, 04/15/10                  5,000         4,944
   CIT Holdings LLC, Ser A
     7.125%, 12/17/03                  3,000         2,925
   CIT Holdings LLC, Ser B
     6.875%, 02/16/05                  3,000         2,856
   Diageo Capital PLC
     6.625%, 06/24/04                  4,700         4,524
   Ford Capital BV
     9.500%, 07/01/01                  4,000         4,075
     9.875%, 05/15/02                  1,550         1,608
     9.500%, 06/01/10                  1,000         1,086
   Government Loan Trust, Ser 1-B
     8.500%, 04/01/06                  3,807         3,979
   Household Netherlands BV
     6.200%, 12/01/03                  5,000         4,763
   HSBC Bank PLC
     6.950%, 03/15/11                  1,750         1,577
   Hydro Quebec, Ser FU
     11.750%, 02/01/12                   820         1,058
   Hydro Quebec, Ser GW
     9.750%, 01/15/18                  4,110         4,274
   Korea Development Bank
     7.125%, 09/17/01                    540           533
   National Bank of Hungary
     8.875%, 11/01/13                    650           667
   NewFoundland
    10.000%, 12/01/20                  1,200         1,443
   Norsk Hydro A/S
     9.000%, 04/15/12                    525           553
   Pohang Iron & Steel Ltd.
     7.125%, 07/15/04                    500           471
   Pohang Iron & Steel
     7.375%, 05/15/05                    250           235
   Quebec Province
     7.500%, 09/15/29                  3,622         3,445
   Republic of Korea
     8.875%, 04/15/08                  1,530         1,526
   Santander Financial Issuances
     7.250%, 11/01/15                  1,175         1,059
   Sumitomo Bank International
     Finance NV
     9.550%, 07/15/00                  2,000         1,998

--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Wharf Capital International Ltd.
     8.875%, 11/01/04                 $  375      $    374
   Wharf International Finance Ltd.
     7.625%, 03/13/07                    575           520
   YPF Sociedad Anonima,
     Ser A MTN
     7.750%, 08/27/07                  3,000         2,749
                                                  --------
Total Yankee Bonds
   (Cost $69,491)                                   66,561
                                                  --------

Asset-Backed Securities -- 7.3%
Credit Cards -- 1.4%
   AT&T Universal Card Master
     Trust, Ser 1996-3, Cl A (A)
     6.270%, 09/17/03                 10,400        10,403
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A PO
     0.000%, 02/07/03                  7,400         7,038
   Citibank Credit Card Master
     Trust I, Ser 1997-6, Cl A PO
     0.000%, 08/15/06                  1,175           858
   Discover Card Master Trust I,
     Ser 1995-2, Cl A
     6.550%, 02/18/03                  1,275         1,274
   Discover Card Master Trust I,
     Ser 1993-3, Cl A
     6.200%, 05/16/06                  5,000         4,795
   Fleet Credit Card Master Trust
     Ser 96-A, Cl A1
     6.000%, 11/15/05                  3,320         3,201
   Sears Credit Account Master Trust,
     Ser 1995-3, Cl A
     7.000%, 10/15/04                    650           649
                                                  --------
                                                    28,218
                                                  --------
Mortgage Related -- 5.9%
   Cadillac Lofts (E)
     0.000%, 03/30/39                    258           235
     6.875, 03/30/39                   1,231         1,124
   Capco American Securitization,
     Ser 1998-D7, Cl A1B
     6.260%, 09/15/08                    225           201
   Chase Commercial Mortgage
     Securities, Ser 1997-1, Cl A2
     7.370%, 02/19/07                  5,221         5,098

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Contimortgage Home Equity Loan
     Trust, Ser 1997-2, Cl A9
     7.090%, 04/15/28                $ 1,750      $  1,706
   Contimortgage Home Equity Loan
     Trust, Ser 1997-5, Cl A5
     6.630%, 12/15/20                  1,600         1,543
   Contimortgage Home Equity Loan
     Trust, Ser 1998-1, Cl A6
     6.580%, 12/15/18                  1,000           963
   Delta Funding Home Equity Loan
     Trust, Ser 1998-4, Cl A4F
     6.190%, 02/15/31                  1,500         1,379
   Delta Funding Home Equity Loan
     Trust, Ser 1997-1, Cl A6
     7.210%, 04/25/29                  1,653         1,614
   Delta Funding Home Equity Loan
     Trust, Ser 1997-3, Cl A6F
     6.860%, 10/25/28                  2,000         1,933
   Delta Funding Home Equity Loan
     Trust, Ser 1997-4, Cl A5F
     6.670%, 01/25/28                  2,000         1,905
   Delta Funding Home Equity Loan
     Trust, Ser 1999-3, Cl A1A (A)
     6.930%, 09/15/29                  9,806         9,839
   Deutsche Mortgage Asset Receiving
     Trust, Ser 1998-C1, Cl A1
     6.220%, 09/15/07                    921           871
   EQCC Home Equity Loan Trust,
     Ser 1993-3, Cl A
     5.150%, 09/15/08                  2,553         2,447
   Equivantage Home Equity Loan
     Trust, Ser 1997-2, Cl A3
     7.275%, 07/25/28                  4,000         3,941
   Evergreen Tower (E)
     7.375%, 01/01/39                    916           865
   FFCA Secured Lending Corporation,
     Ser 1999-2, Cl IO
     1.728%, 10/18/18                     82             7
   First Union-Lehman Brothers,
     Ser 1997-C2, Cl IO
     1.380%, 11/18/27                  2,024           141
   GE Capital Mortgage Services,
     CMO, Ser 1994-7, Cl A15
     5.000%, 02/25/09                    580           473
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
     6.945%, 09/15/33                  1,220         1,138
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2, Cl X IO
     0.830%, 08/15/23                 13,796           514



--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2, Cl A2
     6.420%, 08/15/08                 $  600       $   547
   GMAC Commercial Mortgage
     Securities, Ser 1999 FL1, Cl A5
     6.880%, 10/15/09                  6,208         6,209
   Green Tree Financial,
     Ser 1998-2, Cl A5
     6.240%, 11/01/16                  2,370         2,306
   Green Tree Home Equity Loan
     Trust, Ser 1997-B, Cl A6
     7.120%, 04/15/27                    900           891
   Green Tree Recreational,
     Ser 1998-A, Cl A1H
     6.710%, 05/15/29                    644           618
   GS Mortgage Securities, CMO,
     Ser 1998-1, Cl A (B)
     8.000%, 09/20/27                    759           760
   GS Mortgage Securities, CMO,
     Ser 1998-2, Cl A (B)
     7.750%, 05/19/27                    656           650
   GS Mortgage Securities, CMO,
     Ser 1999-3, Cl A (B)
     8.000%, 08/19/29                  2,364         2,367
   IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
     6.880%, 11/20/28                  2,925         2,818
   IMC Home Equity Loan Trust,
     Ser 1997-7, Cl A8
     6.650%, 02/20/29                  1,515         1,449
   IMC Home Equity Loan Trust,
     Ser 1998-3, Cl A8
     6.340%, 08/20/29                  3,000         2,817
   Impac Commercial Holdings,
     Ser 1998-C1, Cl A1A
     6.060%, 10/20/07                  2,025         1,921
   J.P. Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X IO (A) (B)
     1.530%, 09/15/29                  4,723           312
   LB-UBS Commercial Mortgage
     Trust, Ser C3, Cl A2
     7.950%, 01/15/10                  2,890         2,898
   Metropolitan Asset Funding,
     Ser 97-B, Cl A1B (B)
     6.670%, 12/20/06                  1,147         1,100
   Metropolitan Asset Funding,
     Ser 97-B, Cl A1D (B)
     7.130%, 03/22/12                  3,000         2,876
   Merrill Lynch Mortgage Investors,
     Cl 1996-C2, Ser A3
     6.960%, 11/21/28                  6,700         6,403

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000



CORE FIXED INCOME FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                      FACE            MARKET
DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1, Cl A1
     6.310%, 11/15/26                $ 2,870      $  2,748
   Money Store Home Equity Trust,
     Ser 1995-C, Cl A5
     7.175%, 04/15/26                  6,647         6,462
   Morgan Stanley Capital I,
     Ser 1999-RM1, Cl A2
     6.710%, 12/15/31                  2,510         2,349
   Morgan Stanley Capital I,
     Ser 1998-CF1, Cl X, IO (A)
     0.830%, 12/15/12                  4,667           195
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
     7.120%, 04/13/36                  3,000         2,890
   Residential Accredit Loans, CMO,
     Ser 98-QS9, Cl A10
     6.750%, 07/25/28                  1,858         1,788
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7
     8.290%, 02/25/25                  8,600         8,504
   Ryland Mortgage Securities, CMO,
     Ser 1994-7A, Cl A2
     7.000%, 08/25/25                    435           424
   Saxon Asset Securities Trust,
     Ser 1998-4, Cl AF6
     6.400%, 01/25/30                  6,000         5,672
   TMS SBA Loan Trust, Ser 1999-1,
     Cl A (A)
     6.240%, 07/15/25                  1,005         1,001
   UCFC Home Equity Loan,
     Ser 1995-B1, Cl A5
     7.250%, 12/10/20                  1,600         1,570
   Union Planters Mortgage Finance,
     CMO, Ser 1998-1, Cl A1
     6.350%, 01/25/28                    396           392
   World Omni Automobile Lease
     Securitization, Ser 1999-A,
     Cl A1 (A)
     6.770%, 02/15/02                  8,200         8,212
                                                 ---------
                                                   117,086
                                                 ---------
Total Asset-Backed Securities
   (Cost $148,993)                                 145,304
                                                 ---------


--------------------------------------------------------------------------------
                                      FACE         MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Municipal Bond -- 0.0%
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB MBIA (F)
     8.029%, 06/30/10                 $  650     $     296
                                                 ---------
Total Municipal Bond
   (Cost $294)                                         296
                                                 ---------

Options -- 0.0%
   September 2000 Euro $
     90 Day Call                         603           196
                                                 ---------
Total Options
   (Cost $616)                                         196
                                                 ---------

Repurchase Agreements -- 23.9%
   J.P. Morgan
     6.450%, dated 05/31/00,
     matures 06/01/00, repurchase
     price $426,238,466 (collateralized
     by various GNMA Obligations,
     total par value $652,028,031,
     6.000%-8.500%,
     12/20/01-02/20/30,
     total market value
     $434,685,354)                   426,162       426,162
   Merrill Lynch
     6.450%, dated 05/31/00,
     matures 06/01/00, repurchase
     price $51,427,190 (collateralized
     by various FNMA Obligations, total
     par value $77,632,723,
     6.500%-10.750%, 07/01/00-
     06/01/30, total market value
     $52,448,897)                     51,418        51,418
                                                 ---------
Total Repurchase Agreements
   (Cost $477,580)                                 477,580
                                                 ---------
Total Investments--114.8%
   (Cost $2,337,381)                             2,296,837
                                                 ---------
Other Assets and Liabilities, Net--(14.8%)        (297,022)
                                                ----------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                       VALUE (000)
--------------------------------------------------------------------------------
Net Assets:
Fund Shares (unlimited authorization --
   no par value) based on 203,740,955
   outstanding shares of beneficial interest     $2,072,988
Undistributed net investment income                      39
Accumulated net realized loss
   on investments                                   (32,994)
Net unrealized depreciation on investments          (40,124)
Net unrealized depreciation on options                 (420)
Net unrealized appreciation on
   futures contracts                                    326
                                                 ----------
Total Net Assets--100.0%                         $1,999,815
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $9.82
                                                 ==========

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF MAY 31, 2000.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD TO QUALIFIED BUYERS.
(C) SECURITY, OR PORTION THEREOF, IS PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) TREASURY INFLATION PROTECTION SECURITIES
(E) LOANS SUPPORTING CONSTRUCTION IN PROGRESS
(F) ZERO COUPON BOND -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD OF THE SECURITY.
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY
LLC -- LIMITED LIABILITY CORPORATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
PO -- PRINCIPAL ONLY
SER -- SERIES
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
TBA -- TO BE ANNOUNCED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- May 31, 2000



INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Foreign Common Stocks -- 95.8%
Argentina -- 0.0%
   Telecom Argentina ADR*             12,000      $    295
                                                  --------
                                                       295
                                                  --------
Australia -- 1.4%
   AMP Limited                        39,200           342
   APN News & Media Limited           85,200           190
   Australia & New Zealand
     Bank Group                       85,000           591
   Broken Hill Proprietary           310,461         3,168
   Broken Hill Proprietary ADR         2,000            40
   Coca-Cola Amatil Limited          101,383           197
   Coles Myer                        167,200           611
   Commonwealth Bank of Australia     58,100           928
   Erg Limited                        36,800           175
   F.H. Faulding                      30,500           133
   John Fairfax Holdings Limited     112,000           295
   Lend Lease                         76,179           869
   Macquarie Bank Limited             20,000           274
   National Australia Bank            43,900           657
   News Corporation                  264,674         3,004
   Rio Tinto Limited                  74,458         1,068
   Solution 6 Holdings Limited*       32,750            57
   Telstra Corporation               310,704         1,211
   Westpac Banking Corporation       382,506         2,619
                                                  --------
                                                    16,429
                                                  --------
Belgium -- 0.8%
   Fortis, Ser B                     384,561        10,039
                                                  --------
                                                    10,039
                                                  --------
Brazil -- 0.5%
   Embratel Participacoes ADR        251,447         5,265
   Telecomunicacoes de Sao Paulo
     Participacoes ADR                 9,700           246
   Unibanco GDR                       25,000           605
                                                  --------
                                                     6,116
                                                  --------
Canada -- 1.6%
   Bank of Nova Scotia                45,000         1,120
   Bombardier Incorporated, Ser B    114,700         3,001
   Manulife Financial Corporation     46,000           827
   Nortel Networks                   186,312         9,930
   Suncor Energy                      34,000           761
   Thomson Corporation                65,700         2,112
   Toronto Dominion Bank              32,000           802
                                                  --------
                                                    18,553
                                                  --------
Denmark -- 0.1%
   Den Danske Bank                    10,120         1,182
                                                  --------
                                                     1,182
                                                   --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Finland -- 2.5%
   Nokia Oyj                         315,800     $  16,517
   Nordic Baltic Holding             728,500         4,780
   Sonera Oyj                         96,305         4,901
   UPM-Kymmene                       145,700         3,715
                                                  --------
                                                    29,913
                                                  --------
France -- 10.3%
   Accor                              29,150         1,186
   Alcatel                           176,300         9,799
   Aventis*                          133,286         8,708
   AXA                                46,975         6,957
   Axa Rights*                        46,975            84
   Banque National Paris              72,021         6,531
   Bouygues                            4,200         2,614
   Bouygues - New*                       126            78
   Canal Plus                         32,800         6,272
   Castorama Dubois                   20,935         5,318
   Christian Dior                      3,000           689
   Compagnie de Saint-Gobain          32,005         4,485
   France Telecom                     12,200         1,790
   Groupe Danone                       4,000           941
   Louis Vuitton Moet Hennessy         2,000           820
   Michelin, Ser B                    94,500         3,144
   Pechiney Ord, Ser A                35,500         1,467
   Peugeot                            62,959        12,983
   Sanofi-Synthelabo*                 42,640         1,868
   Schneider Electric                 12,289           822
   St. Microelectronics*             108,000         6,468
   Suez Lyonnaise-Strip VVPR*          1,200            --
   Television Francaise                4,000         2,587
   Total Fina Elf                    122,290        19,360
   Usinor                            116,700         1,411
   Vivendi                           141,825        15,287
                                                  --------
                                                   121,669
                                                  --------
Germany -- 6.9%
   Aixtron*                            2,200           568
   Aventis                           179,786        11,712
   Bayerische Motoren Werke          280,490         8,492
   DaimlerChrysler                     8,000           436
   Depfa Deutsche Pfandbriefban       19,850         2,084
   Deutsche Bank*                    250,135        19,413
   Deutsche Telekom                   93,825         5,892
   Epcos*                             10,500         1,294
   Infineon Technologies ADR*         34,500         2,169
   Infineon Technologies*             64,900         4,264
   Intershop Communications*           1,800           731
   Man Muenchen                      116,200         4,062
   Metro                              82,350         2,702
   Siemens                            76,672        11,412

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Thyssen Krupp                      25,000      $    429
   VEBA                                8,000           412
   Viag                              267,220         5,498
                                                  --------
                                                    81,570
                                                  --------
Hong Kong -- 2.3%
   Automated Systems
     Holdings Limited                416,000           219
   Cable & Wireless HKT Limited      977,000         2,232
   Cathay Pacific Airways          2,158,000         3,877
   Cheung Kong Holdings              144,000         1,317
   China Telecom*                  1,010,000         7,550
   Citic Pacific Limited             441,000         2,100
   CLP Holdings Limited               41,000           190
   Cosco Pacific                     286,000           213
   Hang Seng Bank                     92,000           779
   HSBC Holdings                      36,000           397
   Hutchison Whampoa                 367,862         4,249
   Johnson Electric Holdings         208,000         1,542
   Legend Holdings                   470,000           477
   Nanjing Panda Electronics, Ser H* 560,000           261
   Pacific Century CyberWorks*        54,000           105
   Peregrine Investment
     Holdings* (1)                   236,000            --
   Sun Hung Kai Properties            99,000           603
   Sunevision Holdings*               46,500            42
   Swire Pacific, Cl A               202,000         1,167
   Tan Chong International Limited   600,000            74
   TCL International*                100,000            41
                                                  --------
                                                    27,435
                                                  --------
Ireland -- 0.1%
   CRH                                54,000           941
                                                  --------
                                                       941
                                                  --------
Italy -- 4.6%
   Alleanza Assicurazioni             87,700         1,014
   Assicurazioni Generali             49,000         1,483
   Banca Nazionale Lavoro          1,333,823         4,401
   Banca Popolare Di Milano           80,000           523
   Enel*                             707,700         3,171
   ENI                             2,069,000        11,209
   Fiat                               18,700           477
   Gucci Group                        70,267         6,017
   Italcementi                        65,520           597
   Mediaset                          455,726         7,091
   Riunione Adriatica di Sicurta      91,440           864
   Telecom Italia Mobile           1,277,090        13,371
   Telecom Italia Mobile RNC         255,000         1,080
   Telecom Italia RNC                332,400         2,072
   Unicredito Italiano               303,000         1,346
                                                  --------
                                                    54,716
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Japan -- 24.8%
   Acom                               14,400      $  1,057
   Advantest                          19,400         4,087
   Aiful Corporation                  16,425         1,443
   Ajinomoto                          78,000           943
   Asahi Breweries                     3,000            37
   Autobacs Seven Limited             18,000           523
   Bank of Tokyo-Mitsubishi          194,000         2,430
   Bellsystem 24                       1,000           570
   Bridgestone Corporation            55,000         1,256
   Canon                              46,000         2,117
   Chudenko Corporation               26,000           376
   Chugai Pharmaceutical              70,000         1,198
   Chuo Trust & Banking              132,000           530
   Dai Ichi Pharmaceutical            50,000           926
   Dai Nippon Printing                70,000         1,193
   Daito Trust Construction Limited   63,000         1,198
   Daiwa House Industry Limited      277,968         2,061
   DDI Corporation                       342         3,491
   East Japan Railway                    283         1,612
   Fanuc Limited                      13,000         1,133
   Fast Retailing Limited              1,400           597
   Fuji Bank Limited                 824,000         6,370
   Fuji Heavy Industries              82,000           609
   Fuji Photo Film                    89,000         3,105
   Fuji Soft ABC                      12,000           588
   Fujikura Limited                  143,000           679
   Fujitsu                           325,000         9,199
   Fujitsu Support and Service         6,700           627
   Furukawa Electric                 328,000         4,687
   Goodwill Group                         27           165
   Hirose Electric                    19,000         2,661
   Hitachi                           188,000         2,327
   Honda Motor                       226,000         7,445
   Hoya Corporation                    8,000           742
   Industrial Bank of Japan          132,000         1,029
   Japan Energy*                     303,000           281
   Jusco                              89,000         1,525
   Kaneka Corporation                 71,000           731
   Kao Corporation                    62,000         1,881
   Keyence Corporation                 6,380         1,909
   Kirin Brewery                      82,000           989
   Kyocera Corporation                 5,000           830
   Matsushita Communications          33,600         3,617
   Matsushita Electric               316,000         7,463
   Mitsubishi Electric               138,000         1,355
   Mitsubishi Heavy Industries       730,000         2,534
   Mitsubishi Motors Corporation*    339,000         1,101
   Mitsubishi Trust & Banking         82,000           662
   Mitsui                            173,000         1,215
   Mitsui Chemicals                  277,000         1,956
   Mitsui Marine and Fire Insurance  213,000         1,129
   Mitsui Mining & Smelting           85,000           562

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000



INTERNATIONAL EQUITY FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Murata Manufacturing               63,000     $  10,874
   NEC                               320,000         8,107
   Net One Systems                         9           213
   Nichicon Corporation               10,000           285
   Nidec Corporation                   9,000           692
   Nikko Securities Limited          477,000         4,418
   Nikon                             149,000         4,107
   Nintendo                           25,800         3,831
   Nippon Paper Industries           151,000           993
   Nippon Sheet Glass                153,000         1,384
   Nippon Shinpan                    338,000           693
   Nippon Steel                      563,000         1,233
   Nippon Telegraph & Telephone        2,019        23,982
   Nippon Yusen Kabushiki Kaishi     214,000           921
   Nissan Motor*                     431,000         2,260
   Nomura Securities                 331,000         7,587
   NSK Limited                        95,000           731
   NTT Docomo*                           645        16,640
   Obayashi Corporation               72,000           274
   Obic Limited                          900           332
   Oracle Corporation Japan            1,200           472
   Orix Corporation                   11,980         1,773
   Rohm Limited                       39,700        12,379
   Ryohin Keikaku                     10,200         1,485
   Saizeriya Limited                   8,700           662
   Sakura Bank Limited             1,085,000         8,025
   Sankyo                             76,000         1,753
   Secom                              33,000         2,236
   Sekisui Chemical                   64,000           220
   Sekisui House                     142,000         1,381
   Seven-Eleven                        7,000           619
   Sharp Corporation                  73,000         1,314
   Shimamura                          10,700         1,117
   Shin Etsu Chemical                 17,000           833
   Shionogi                           87,000         1,381
   Shiseido                           52,000           715
   SMC Corporation                     5,200           912
   Softbank Corporation               10,500         1,608
   Softbank Corporation - New*        22,400         3,357
   Sony Corporation                   97,400         8,813
   Sony Corporation ADR                2,600           237
   Sumitomo Bank                     189,000         2,476
   Sumitomo Chemical                 181,000           873
   Sumitomo Electric Industries      169,000         2,462
   Sumitomo Forestry Limited          93,000           579
   Suzuki Motor                       79,000           971
   Taisho Pharmaceutical Limited      35,000         1,069
   Taiyo Yuden                        34,000         2,581
   Takeda Chemical Industries         52,000         3,547
   Takefuji Corporation               59,300         6,273
   TDK Corporation                     6,000           738
   Teijin                            175,000           729

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Terumo                             30,000         $ 958
   THK Corporation                     4,000           183
   Tokai Bank                        158,000           770
   Tokio Marine & Fire Insurance      95,000         1,036
   Tokyo Electric Power               83,400         2,082
   Tokyo Electron                     62,000         8,458
   Toppan Printing Limited           233,000         2,469
   Toray                             433,000         1,647
   Toshiba                           100,000           965
   Tostem Corporation                 36,000           593
   Toyo Seikan Kaisha                 68,000         1,201
   Toyota Motor                      149,000         6,761
   Ushio                              70,000         1,585
   Yamada Denki                        7,000           559
   Yamanouchi Pharmaceutical          20,000           911
   Yamato Transportation              38,000           887
                                                  --------
                                                   292,963
                                                  --------
Malaysia -- 0.0%
   Westmont Berhad Industries* (1)   227,000            --
                                                  --------
                                                        --
                                                  --------
Mexico -- 0.6%
   Cemex ADR*                          2,535            54
   Telefonos de Mexico ADR           156,527         7,621
                                                  --------
                                                     7,675
                                                  --------
Netherlands -- 8.6%
   ABN AMRO Holding                  215,500         4,949
   Aegon                             103,044         3,734
   ASM Lithography Holdings*         106,800         3,950
   Completel Europe*                 124,485         1,458
   DSM                                40,436         1,327
   Elsevier                          507,232         4,783
   Heineken                           39,000         2,012
   Heineken Holding, Ser A            32,300         1,066
   Ing Groep                         199,371        11,980
   KLM Royal Dutch Airlines           18,000           404
   Koninklijke Ahold                 295,815         8,401
   Koninklijke KPN                   123,309        11,093
   Kpnqwest*                         102,203         3,564
   Philips Electronics               281,160        12,613
   TNT Post                          237,402         5,754
   Unilever                           88,706         4,527
   United Pan-Europe
     Communications*                 107,915         2,809
   VNU                               234,555        12,026
   Wolters Kluwer                    252,352         6,199
                                                  --------
                                                   102,649
                                                  --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
New Zealand -- 0.2%
   Fisher & Paykel Industries         28,500      $     85
   Sky City Limited                   16,800            47
   Telecom of New Zealand            647,759         2,278
   Warehouse Group Limited            19,000            37
                                                  --------
                                                     2,447
                                                  --------
Norway -- 0.3%
   Norsk Hydro                        90,000         3,478
                                                  --------
                                                     3,478
                                                  --------
Portugal -- 0.1%
   Portugal Telecom ADR              139,000         1,512
                                                  --------
                                                     1,512
                                                  --------
Singapore -- 0.9%
   Advanced Systems Automation       169,000           101
   Chartered Semiconductor
     Manufacturing*                   75,000           715
   City Developments                  55,000           184
   Creative Technology                 9,200           225
   CSE Systems & Engineering*        106,000            59
   Datacraft Asia Limited             28,000           195
   DBS Group Holdings Limited        576,146         5,755
   Ges International Limited          86,000            69
   Keppel Land International
     Limited                          75,000            69
   Natsteel Electronics*              17,000            50
   Overseas Chinese Banking           60,700           342
   Overseas Union Bank                60,411           208
   Parkway Holdings                   43,000            97
   Singapore Airlines Limited         36,000           314
   Singapore Press Holdings           78,959         1,190
   Singapore Technologies
     Engineering                     891,000         1,183
   Singapore Telecommunications      111,000           151
   United Overseas Bank               45,072           245
   Venture Manufacturing               9,000            80
                                                  --------
                                                    11,232
                                                  --------
South Africa -- 0.0%
   South African Breweries            85,117           520
                                                  --------
                                                       520
                                                  --------
South Korea -- 1.4%
   Korea Telecom ADR                 106,427         3,938
   Pohang Iron & Steel ADR            37,000           758
   Samsung Electronics GDR            38,026         6,127
   SK Telecom Limited ADR            134,405         5,385
                                                  --------
                                                    16,208
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
Spain -- 1.7%
   Acerinox                           38,500      $  1,314
   Banco Bilbao Vizcaya Argentaria    95,600         1,344
   Endesa                             55,325         1,152
   Grupo Dragados                     33,000           245
   Repsol                             95,300         2,043
   Telefonica ADR*                     1,300            79
   Telefonica*                       625,305        12,894
   Uralita                            78,400           547
                                                  --------
                                                    19,618
                                                  --------
Sweden -- 4.2%
   Astrazeneca                       121,768         5,130
   Atlas Copco, Ser A                239,466         5,359
   Electrolux, Ser B                 284,827         4,845
   Ericsson AB ADR                    25,600           525
   Ericsson, Ser B                 1,492,139        30,472
   Foreningssparbaken, Ser A          98,000         1,469
   Hennes & Mauritz, Ser B            52,000         1,321
   SKF, Ser B                         29,600           545
                                                  --------
                                                    49,666
                                                  --------
Switzerland -- 5.3%
   ABB Limited                        59,149         7,374
   Adecco                             10,050         7,966
   Ascom Holding Bearer                  250           759
   Baloise Holding                     3,780         3,558
   Compagnie Financiere Richemont      1,460         3,649
   Credit Suisse Group                55,239        10,354
   Holderbank Financiere Glarus        1,750         2,061
   Nestle, Registered                  1,794         3,437
   Novartis                            8,406        12,455
   Schweizensche
     Lebensversicherungs               2,150         1,241
   Schweizerische Rueckversicherungs     540         1,043
   SGS Societe Generale
     Surveillance, Ser B                 576         1,063
   Swisscom                            6,066         2,141
   Zurich Allied                      11,450         5,655
                                                  --------
                                                    62,756
                                                  --------
Taiwan -- 0.4%
   Taiwan Semiconductor ADR*         126,149         4,455
                                                  --------
                                                     4,455
                                                  --------
United Kingdom -- 16.2%
   Amvescap                           64,800           853
   Astrazeneca                       251,068        10,615
   Astrazeneca ADR                     1,200            50
   BAE Systems                     1,081,429         6,807
   Barclays Bank                     277,852         7,250
   Berkeley Group                     15,244           128

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000



INTERNATIONAL EQUITY FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Billiton                          151,445        $  516
   Boc Group                          56,500           797
   BP Amoco                          142,200         1,298
   BPB                                57,200           318
   British Airways*                  150,000           815
   British American Tobacco          306,700         1,799
   British Telecom                   440,758         6,408
   Cable & Wireless                  400,917         6,707
   Cadbury Schweppes                 332,000         2,217
   Centrica                        1,585,272         5,756
   CGU                                86,050         1,312
   CMG                               117,600         1,646
   Coca-Cola Beverages*              201,000           344
   COLT Telecom Group*                 1,300            46
   Dixons Group                      305,621         1,451
   Energis*                           29,103         1,109
   Enterprise Oil                    269,100         1,926
   George Wimpey                     330,500           553
   GKN                                69,900           967
   GKN, Cl B*                         69,900            10
   Glaxo Wellcome                    501,650        14,225
   Granada Group                     570,817         5,079
   Invensys                          994,800         3,433
   Lloyds TSB Group                  401,047         4,350
   Logica                             74,000         1,986
   Lonrho                             77,500           721
   Rank Group                        270,000           571
   Reed International                685,312         4,545
   Reuters Group                     371,122         5,546
   Rio Tinto                          98,854         1,464
   Rolls-Royce                       162,633           600
   Royal Bank of Scotland Group      273,600         4,516
   Royal Sun Alliance                169,545         1,012
   Scottish Power                    733,676         5,834
   Shell Transportation & Trading  1,261,092        10,468
   Signet Group                      582,150           437
   Standard Chartered Bank           355,204         4,589
   Tate & Lyle                       143,000           537
   Telewest Communications*          810,822         3,309
   Thames Water                      176,966         2,129
   TI Group                          222,000         1,232
   Unilever                           90,000           596
   United Utilities                  483,800         4,580
   Vodafone Airtouch               9,727,643        44,515
   WPP Group                         312,100         3,807
   Yorkshire Water                   115,200           562
                                                ----------
                                                   192,341
                                                ----------
Total Foreign Common Stocks
   (Cost $998,735)                               1,136,378
                                                ----------


--------------------------------------------------------------------------------
                                     SHARES/FACE    MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Foreign Preferred Stocks -- 1.0%
Germany -- 0.9%
   SAP*                               20,358     $  10,838
                                                 ---------
                                                    10,838
                                                 ---------
Italy -- 0.1%
   Fiat*                              66,500         1,081
                                                 ---------
                                                     1,081
                                                 ---------
Total Foreign Preferred Stocks
   (Cost $14,601)                                   11,919
                                                 ---------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill (2)
     6.160%, 11/09/00                $ 2,260         2,199
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $2,200)                                     2,199
                                                 ---------

Repurchase Agreements -- 1.9%
   Morgan Stanley(2)
     6.430%, dated 05/31/00, matures
     06/01/00, repurchase price
     $15,252,881 (collateralized by
     RFPR, par value $58,110,000,
     0.000%, due 10/15/19,
     market value $15,763,965)        15,173        15,173
   State Street Bank
     5.000%, dated 05/31/00,
     matures 06/01/00, repurchase
     price $7,621,058 (collateralized
     by various U.S. Treasury Notes,
     due 12/31/00-11/15/08,
     4.625%-6.875%, ranging in par
     value $535,000-3,680,000, total
     market value $7,785,000)          7,620         7,620
                                                 ---------
Total Repurchase Agreements
   (Cost $22,793)                                   22,793
                                                 ---------
Total Investments--98.9%
   (Cost $1,038,329)                             1,173,289
                                                 ---------
Other Assets and Liabilities, Net--1.1%             13,417
                                                 ---------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
Net Assets:
Fund Shares (unlimited authorization --
   no par value) based on 87,178,752
   outstanding shares of beneficial interest     $  983,894
Accumulated net investment income                     3,589
Accumulated net realized gain
   on investments                                    64,471
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currency and translation of other
   assets and liabilities in foreign currency          (110)
Net unrealized appreciation on investments          134,960
Net unrealized depreciation on
   futures contracts                                    (98)
                                                 ----------

Total Net Assets -- 100.0%                       $1,186,706
                                                 ==========

Net Asset Value, Offering Price and
   Redemption Price Per Share                        $13.61
                                                 ==========
* NON-INCOME PRODUCING SECURITY
(1) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(2) SECURITY, OR PORTION THEREOF, IS PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT
RFPR -- REFCORP BONDS-CORPUS
RNC -- RISPARMIO NON-CONVERTIBLE
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES (000)
---------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000

                                                                                                         ----------------
                                                                                                              Large
                                                                                                            Cap Value
                                                                                                              Fund
                                                                                                          ----------------
ASSETS:
   Investments, at cost                                                                                     $210,629
                                                                                                            ========
   Investments, at value                                                                                    $216,993
   Cash                                                                                                           77
   Income receivable                                                                                             641
   Investment securities sold                                                                                 11,645
                                                                                                            --------
   Total Assets                                                                                              229,356
                                                                                                            --------
LIABILITIES:
   Investment securities purchased                                                                             2,831
   Capital shares redeemed                                                                                     7,927
   Accrued expenses payable                                                                                       45
   Other payables                                                                                                  5
                                                                                                            --------
   Total Liabilities                                                                                          10,808
                                                                                                            --------
   NET ASSETS                                                                                               $218,548
                                                                                                            ========
Net Assets:
   Fund shares (unlimited authorization -- no par value)
     based on 21,063,242 outstanding shares of beneficial interest                                          $211,892
   Undistributed net investment income                                                                           770
   Accumulated net realized loss on investments                                                                 (483)
   Net unrealized appreciation on investments                                                                  6,364
   Net unrealized appreciation on futures contracts                                                                5
                                                                                                            --------
   TOTAL NET ASSETS                                                                                         $218,548
                                                                                                            ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                    $  10.38
                                                                                                            ========






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE YEAR ENDED MAY 31, 2000

                                                         ----------------    ----------------    ----------------
                                                               LARGE             LARGE                LARGE
                                                                CAP            CAP VALUE           CAP GROWTH
                                                               FUND             FUND (1)             FUND (2)
                                                         ----------------    ---------------     ----------------
INVESTMENT INCOME:
   Dividends                                                 $ 31,152            $  950             $    157
   Interest                                                     3,806               139                  180
   Less: Foreign taxes withheld                                   (54)               (1)                  (2)
                                                             --------            ------             --------
   Total Investment Income                                     34,904             1,088                  335
                                                             --------            ------             --------
EXPENSES:
   Management fees                                              1,265                20                   20
   Waiver of management fees                                   (1,265)              (20)                 (20)
   Investment advisory fees                                    10,117               138                  158
   Waiver of investment advisory fees                          (4,173)              (52)                 (68)
   Custodian fees                                                 205                 8                    5
   Transfer agent fees                                             55                 2                    1
   Professional fees                                              136                 2                    2
   Registration fees                                              107                 9                    9
   Printing fees                                                   76                 4                    3
   Trustee fees                                                    46                --                   --
   Miscellaneous fees                                              66                --                    1
                                                             --------            ------             --------
   Total Expenses                                               6,635               111                  111
                                                             --------            ------             --------
NET INVESTMENT INCOME                                          28,269               977                  224
                                                             --------            ------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain (loss) from security transactions        125,317              (256)              (5,008)
   Net realized gain (loss) from futures contracts              4,939              (227)                (277)
   Net change in unrealized appreciation
     (depreciation) on investments                             70,372             6,364               (9,043)
   Net change in unrealized appreciation
     (depreciation) on futures contracts                          (54)                5                   92
                                                             --------            ------             --------
   Net Realized and Unrealized Gain (Loss)
     on Investments, Future Contracts and
     Foreign Currency Transactions                            200,574             5,886              (14,236)
                                                             --------            ------             --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $228,843            $6,863             $(14,012)
                                                             ========            ======             ========




(1) COMMENCED OPERATIONS ON JANUARY 31, 2000.
(2) COMMENCED OPERATIONS ON FEBRUARY 28, 2000.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                                         45

STATEMENT OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST --FOR THE YEAR ENDED MAY 31, 2000

                                                           ----------------    ----------------       ----------------
                                                               SMALL              CORE FIXED             INTERNATIONAL
                                                                CAP                 INCOME                  EQUITY
                                                                FUND                 FUND                    FUND
                                                           ----------------    ----------------       ----------------
INVESTMENT INCOME:
   Dividends                                                   $ 4,792            $     --                 $ 14,235
   Interest                                                      2,076              95,490                    1,359
   Less: Foreign taxes withheld                                     (2)                (13)                  (1,401)
                                                               -------           ---------                 --------
   Total Investment Income                                       6,866              95,477                   14,193
                                                               -------           ---------                 --------
EXPENSES:
   Management fees                                                 273                 749                      470
   Waiver of management fees                                      (273)               (749)                    (470)
   Investment advisory fees                                      3,550               4,494                    4,794
   Waiver of investment advisory fees                             (788)             (2,475)                  (1,504)
   Custodian fees                                                   59                 170                      554
   Transfer agent fees                                              12                  34                       17
   Professional fees                                                30                 102                       47
   Registration fees                                                 2                 239                       93
   Printing fees                                                    14                  44                       21
   Trustee fees                                                     10                  32                        6
   Miscellaneous fees                                               22                  72                       32
                                                               -------           ---------                 --------
   Total Expenses                                                2,911               2,712                    4,060
                                                               -------           ---------                 --------
NET INVESTMENT INCOME                                            3,955              92,765                   10,133
                                                               -------           ---------                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from security transactions          85,083             (28,025)                  85,448
   Net realized gain (loss) from futures contracts                 (42)             (2,856)                   2,180
   Net realized gain from options                                   --                 205                       --
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                    --                  --                     (858)
   Net change in unrealized depreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                              --                  --                      (70)
   Net change in unrealized appreciation
     (depreciation) on investments                               4,238           $ (26,517)                  63,402
   Net change in unrealized appreciation
     (depreciation) on futures contracts                           (41)                550                     (153)
   Net change in unrealized depreciation on options                 --                (580)                      --
                                                               -------           ---------                 --------
   Net Realized and Unrealized Gain (Loss)
     on Investments, Future Contracts and
     Foreign Currency Transactions                              89,238             (57,223)                 149,949
                                                               -------           ---------                 --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $93,193           $  35,542                 $160,082
                                                               =======           =========                 ========



AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE YEARS ENDED MAY 31,

                                                           ---------------------------  ----------------    ------------------------
                                                                      LARGE                    LARGE               LARGE
                                                                       CAP                   CAP VALUE          CAP GROWTH
                                                                       FUND                    FUND                FUND
                                                           ---------------------------  ----------------    ------------------------
                                                               2000          1999             2000(1)             2000(2)
                                                           ---------------------------  ----------------    ------------------------
OPERATIONS:
   Net investment income                                   $   28,269    $   15,812         $    977             $    224
   Net realized gain (loss) from security transactions
     and futures contracts                                    130,256        55,997             (483)              (5,285)
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                      70,318       188,365            6,369               (8,951)
                                                           ----------    ----------        ---------             --------
   Net increase (decrease) in net assets from operations      228,843       260,174            6,863              (14,012)
                                                           ----------    ----------        ---------             --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                      (25,350)      (15,387)            (207)                 (84)
   Net realized gains                                        (111,074)      (32,013)              --                   --
                                                           ----------    ----------        ---------             --------
   Total dividends distributed                               (136,424)      (47,400)            (207)                 (84)
                                                           ----------    ----------        ---------             --------
CAPITAL SHARE TRANSACTIONS(3):
     Proceeds from shares issued                            1,870,462       557,703          228,285              252,813
     Reinvestment of distributions                            135,916        47,272              207                   84
     Cost of shares redeemed                                 (584,516)     (297,141)         (16,600)              (6,401)
                                                           ----------    ----------        ---------             --------
Increase in Net Assets Derived from Capital
   Share Transactions                                       1,421,862       307,834          211,892              246,496
                                                           ----------    ----------        ---------             --------
       Net increase in net assets                           1,514,281       520,608          218,548              232,400
                                                           ----------    ----------        ---------             --------
NET ASSETS:
   Beginning of period                                      1,669,945     1,149,337               --                   --
                                                           ----------    ----------        ---------             --------
   End of period                                           $3,184,226    $1,669,945        $ 218,548             $232,400
                                                           ==========    ==========        =========             ========
(3)CAPITAL SHARE TRANSACTIONS:
     Shares issued                                             97,353        33,151           22,657               23,956
     Reinvestment of distributions                              7,081         2,878               20                    8
     Shares redeemed                                          (29,679)      (17,609)          (1,614)                (641)
                                                           ----------    ----------        ---------             --------
   Net increase in capital shares                              74,755        18,420           21,063               23,323
                                                           ==========    ==========        =========             ========


(1) COMMENCED OPERATIONS ON JANUARY 31, 2000.
(2) COMMENCED OPERATIONS ON FEBRUARY 28, 2000.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                                       47

STATEMENT OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE YEARS ENDED MAY 31,

                                                            ----------------------  ----------------------    ----------------------
                                                                     SMALL               CORE FIXED               INTERNATIONAL
                                                                      CAP                  INCOME                    EQUITY
                                                                     FUND                   FUND                      FUND
                                                            ----------------------  ----------------------    ----------------------
                                                                2000      1999          2000       1999           2000       1999
                                                            ----------------------  ----------------------    ----------------------
OPERATIONS:
   Net investment income                                     $  3,955  $   1,058    $   92,765  $   51,411    $   10,133  $  8,570
   Net realized gain (loss) from security transactions,
     futures contracts and options                             85,041    (24,607)      (30,676)      4,120        87,628    15,786
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                   --         --            --          --          (858)   (1,578)
   Net change in unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign
     currencies, and translation of other assets and
     liabilities denominated in foreign currencies                 --         --            --          --           (70)       20
   Net change in unrealized appreciation (depreciation)
     on investments, futures contracts and options              4,197      4,933       (26,547)    (26,728)       63,249    22,654
                                                             --------  ---------    ----------  ----------    ----------  --------
   Net increase (decrease) in net assets from operations       93,193    (18,616)       35,542      28,803       160,082    45,452
                                                             --------  ---------    ----------  ----------    ----------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                       (3,335)    (1,154)      (92,730)    (51,404)      (10,201)   (9,587)
   Net realized gains                                              --    (24,843)           --     (13,815)      (32,226)  (19,163)
                                                             --------  ---------    ----------  ----------    ----------  --------
   Total dividends distributed                                 (3,335)   (25,997)      (92,730)    (65,219)      (42,427)  (28,750)
                                                             --------  ---------    ----------  ----------    ----------  --------
CAPITAL SHARE TRANSACTIONS(1):
     Proceeds from shares issued                              492,463    240,758     1,225,374     478,577       577,332   222,376
     Reinvestment of distributions                              3,321     25,950        92,493      65,351        42,109    28,695
     Cost of shares redeemed                                 (150,197)  (185,611)     (307,231)   (224,381)     (240,779) (131,805)
                                                             --------  ---------    ----------  ----------    ----------  --------
Increase in Net Assets Derived from Capital
   Share Transactions                                         345,587     81,097     1,010,636     319,547       378,662   119,266
                                                             --------  ---------    ----------  ----------    ----------  --------
       Net increase in net assets                             435,445     36,484       953,448     283,131       496,317   135,968
                                                             --------  ---------    ----------  ----------    ----------  --------
NET ASSETS:
   Beginning of period                                        338,839    302,355     1,046,367     763,236       690,389   554,421
                                                             --------  ---------    ----------  ----------    ----------  --------
   End of period                                             $774,284  $ 338,839    $1,999,815  $1,046,367    $1,186,706  $690,389
                                                             ========  =========    ==========  ==========    ==========  ========
(1)CAPITAL SHARE TRANSACTIONS:
     Shares issued                                             37,702     21,342       123,056      45,017        42,090    20,211
     Reinvestment of distributions                                252      2,527         9,314       6,174         3,057     2,609
     Shares redeemed                                          (11,133)   (17,065)      (30,965)    (21,076)      (17,603)  (12,019)
                                                             --------  ---------    ----------  ----------    ----------  --------
   Net increase in capital shares                              26,821      6,804       101,405      30,115        27,544    10,801
                                                             ========  =========    ==========  ==========    ==========  ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE PERIODS ENDED MAY 31,



FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET
                                 REALIZED
       NET ASSET                    AND        DISTRIBUTIONS   DISTRIBUTIONS                                              RATIO OF
         VALUE        NET        UNREALIZED      FROM NET          FROM           NET ASSET                 NET ASSETS    EXPENSES
       BEGINNING  INVESTMENT   GAINS/(LOSSES)   INVESTMENT    REALIZED CAPITAL    VALUE END      TOTAL        END OF     TO AVERAGE
       OF PERIOD    INCOME     ON SECURITIES      INCOME           GAINS          OF PERIOD     RETURN+    PERIOD (000)  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

--------------
LARGE CAP FUND
--------------
  2000   $18.82      $0.20        $ 1.48          $(0.19)          $(0.83)         $19.48         9.10%     $3,184,226       0.26%
  1999    16.35       0.20          2.88           (0.20)           (0.41)          18.82        19.40       1,669,945       0.26
  1998    12.66       0.18          3.98           (0.18)           (0.29)          16.35        33.36       1,149,337       0.32
  1997(1) 10.00       0.17          2.63           (0.14)              --           12.66        28.22         438,818       0.34
--------------------
LARGE CAP VALUE FUND
--------------------
  2000(2)$10.00      $0.06        $ 0.34          $(0.02)          $   --          $10.38         4.00%     $  218,548       0.28%
---------------------
LARGE CAP GROWTH FUND
---------------------
  2000(3)$10.00      $0.01        $(0.04)         $(0.01)          $   --          $ 9.96        (0.24)%    $  232,400       0.28%
--------------
SMALL CAP FUND
--------------
  2000   $11.35      $0.09        $ 2.30          $(0.08)          $   --          $13.66        21.06%     $  774,284       0.53%
  1999    13.12       0.03         (0.89)          (0.04)           (0.87)          11.35        (5.81)        338,839       0.54
  1998    10.86       0.07          2.78           (0.07)           (0.52)          13.12        26.68         302,355       0.59
  1997(1) 10.00       0.06          0.85           (0.05)              --           10.86         9.18         123,941       0.60
----------------------
CORE FIXED INCOME FUND
----------------------
  2000   $10.22      $0.61        $(0.40)         $(0.61)          $   --          $ 9.82         2.07%     $1,999,815       0.18%
  1999    10.57       0.62         (0.18)          (0.63)           (0.16)          10.22         4.15       1,046,367       0.18
  1998    10.13       0.64          0.50           (0.64)           (0.06)          10.57        11.60         763,236       0.20
  1997(1) 10.00       0.64          0.17           (0.64)           (0.04)          10.13         8.28         349,304       0.21
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  2000   $11.58      $0.24        $ 2.40          $(0.14)          $(0.47)         $13.61        22.82%     $1,186,706       0.43%
  1999    11.35       0.10          0.65           (0.17)           (0.35)          11.58         6.93         690,389       0.43
  1998    10.69       0.19          0.86           (0.16)           (0.23)          11.35        10.40         554,421       0.53
  1997(1) 10.00       0.14          0.61           (0.05)           (0.01)          10.69         7.56         384,663       0.63

 +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON JUNE 14, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON JANUARY 31, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON FEBRUARY 28, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




                                       RATIO OF
                        RATIO OF     NET INVESTMENT
        RATIO OF        EXPENSES        INCOME
     NET INVESTMENT    TO AVERAGE     TO AVERAGE
        INCOME         NET ASSETS     NET ASSETS       PORTFOLIO
       TO AVERAGE       (EXCLUDING    (EXCLUDING        TURNOVER
       NET ASSETS        WAIVERS)       WAIVERS)          RATE
--------------------------------------------------------------------------------

--------------
LARGE CAP FUND
--------------
   2000    1.12%             0.48%         0.90%            64%
  1999    1.16              0.48          0.94             60
  1998    1.28              0.50          1.10             72
  1997(1) 1.65              0.53          1.46             71
--------------------
LARGE CAP VALUE FUND
--------------------
  2000(2) 2.47%             0.46%         2.29%            21%
---------------------
LARGE CAP GROWTH FUND
---------------------
  2000(3) 0.58%             0.76%         0.10%            13%
--------------
SMALL CAP FUND
--------------
  2000    0.73%             0.73%         0.53%           159%
  1999    0.33              0.73          0.14            154
  1998    0.61              0.75          0.45            120
  1997(1) 0.70              0.79          0.51            163
----------------------
CORE FIXED INCOME FUND
----------------------
  2000    6.20%             0.40%         5.98%           383%
  1999    5.81              0.41          5.58            393
  1998    6.13              0.41          5.92            324
  1997(1) 6.60              0.42          6.39            194
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  2000    1.08%             0.64%         0.87%            74%
  1999    1.40              0.66          1.17             82
  1998    2.21              0.70          2.04            109
  1997(1) 1.73              0.82          1.54            120


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000




1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with nine funds: The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.
     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. At May 31, 2000, the Small Cap Fund held Cinar Corp., Cl B, valued under this valuation method.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:
     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
     (II) purchases and sales of investment securities, income and expenses at the relevant rates of

--------------------------------------------------------------------------------




exchange prevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.
     The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.
     FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended May 31, 2000. The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, and International Equity Fund's investment in Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.
     OPTION SELLING/PURCHASING -- The Core Fixed Income Fund may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, and International Equity Funds may invest in financial options contracts. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.
     STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, and the Small Cap Fund; declared daily and paid

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000



monthly for the Core Fixed Income Fund; and declared and paid at least annually for the International Equity Fund.
     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended May 31, 2000.

                         Accumulated        Accumulated
                       Net Investment      Realized Gain
Fund                    Income (000)           (000)
--------------         ---------------   -----------------
Core Fixed Income            4                 (4)
International Equity       983               (983)

     These reclassifications have no effect on net assets or net asset value per share.
     OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.
     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of .05% of the average daily net assets of each Fund. The Manager has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.
     The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .40% of the Large Cap and Large Cap Growth Fund's average daily net assets, at an annual rate of .35% of the Large Cap Value Fund's average daily net assets, at an annual rate of .65% of the Small Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of .51% of the International Equity Fund's average daily net assets. The Adviser has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Adviser.
     Alliance Capital Management L.P., Provident Investment Counsel, Inc., LSV Asset Management and Mellon Equity Associates, LLP each serve as an investment sub-adviser to a portion of the assets of the Large Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Sanford C. Bernstein & Co., Inc. and TCW Investment Management Co. also serve as investment sub-advisers to a portion of the assets of the Large Cap Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 15, 1997 and September 10, 1998, respectively.
     LSV Asset Management, Mellon Equity Associates, LLP, and Sanford C. Bernstein &Co., Inc. each serve as an investment sub-adviser to a portion of the

--------------------------------------------------------------------------------



assets of the Large Cap Value Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 22, 1999.
     Alliance Capital Management L.P., Provident Investment Counsel, Inc., and TCW Investment Management Co. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Fund and are parties to investment sub- advisory agreements with the Trust and SIMC dated June 22, 1999.
     Nicholas-Applegate Capital Management Inc., Wall Street Associates and Boston Partners Asset Management, L.P. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. LSV Asset Management, RS Investment Management, and Mellon Equity Associates, LLP also serve as investment sub-advisers to a portion of the assets and are parties to agreements with the Trust and SIMC dated May 1, 1997, September 30, 1998, and September 10, 1998, respectively. Artisan Partners Limited Partnership, Sawgrass Asset Management, LLC, Security Capital Global Capital Management Group, Inc. and Mazama Capital Management, Inc. also serve as investment sub-advisers to a portion of the assets of the Fund and are parties to agreements with the Trust and SIMC dated March 26, 1999, March 30, 1999, September 14, 1999, and December 13, 1999, respectively.
     Western Asset Management Company and BlackRock, Inc. each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Robert W. Baird & Co., Inc. also serves as an investment sub-adviser to a portion of the assets and are parties to agreements with the Trust and SIMC dated March 31, 2000.
     Acadian Asset Management, Inc. and SGY Asset Management each serve as an investment sub-adviser to a portion of the assets of the International Equity Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Capital Guardian Trust Company, Oechsle International Advisers, LLC and Black Rock International Ltd., also serve as investment sub-advisers to a portion of the assets and are parties to agreements with the Trust and SIMC dated June 29, 1998, June 22, 1999, and December 13, 1999, respectively.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     The Large Cap, Large Cap Value, Large Cap Growth, Small Cap and International Equity Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended May 31, 2000, are $24,312, $885, $486, $14,357, and $6,882, respectively.

5. FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000



     The forward foreign currency contracts outstanding at May 31, 2000 are as follows:

                                                     IN            UNREALIZED
      MATURITY                CONTRACTS TO        EXCHANGE         APPRECIATION
        DATES                DELIVER/RECEIVE         FOR          (DEPRECIATION)
-------------------------- -------------------  --------------    --------------
INTERNATIONAL EQUITY FUND:
--------------------------
FOREIGN CURRENCY SALES:
6/1/00-6/2/00    AD              122,897        $   70,945           $    525
6/1/00-6/2/00    CD               58,794            39,224                (69)
6/2/00           EC               70,647            65,699               (518)
6/5/00           UK            1,076,496         1,598,383            (17,089)
                                                ----------           --------
                                                $1,774,251           $(17,151)
                                                ==========           ========
FOREIGN CURRENCY PURCHASES:
6/6/00           EC              870,501        $  815,398           $    810
6/5/00           UK               56,384            84,328                287
                                                ----------           --------
                                                $  899,726           $  1,097
                                                ----------           --------
                                                                     $(16,054)
                                                                     ========
CURRENCY LEGEND
AD    Australian Dollar
CD    Canadian Dollar
EC    Euro Currency
UK    British Pound Sterling

6. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments during the period ended May 31, 2000, are as follows (000):

                              U.S. Gov't      Other         Total
                              ----------     --------      ---------
LARGE CAP FUND
Purchases                    $       --    $2,848,264    $2,848,264
Sales                                --     1,577,988     1,577,988
LARGE CAP VALUE FUND
Purchases                            --       234,414       234,414
Sales                                          28,806        28,806
LARGE CAP GROWTH FUND
Purchases                            --       250,471       250,471
Sales                                          18,242        18,242
SMALL CAP FUND
Purchases                            --     1,161,436     1,161,436
Sales                                         818,780       818,780
CORE FIXED INCOME FUND
Purchases                     5,484,035       518,051     6,002,086
Sales                         4,951,290       203,863     5,155,153
INTERNATIONAL EQUITY FUND
Purchases                           169     1,010,523     1,010,692
Sales                               110       673,761       673,871

     For Federal income tax purposes, the cost of securities owned at May 31, 2000, and the net realized gains or losses on securities sold for the period was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments, futures contracts and options held by the Funds at May 31, 2000, are as follows:

                                                  Net
                                              Unrealized
               Appreciated    Depreciated    Appreciation/
               Securities      Securities    (Depreciation)
                  (000)           (000)           (000)
               ----------     -------------  --------------
Large Cap Fund   $685,687      $(184,114)      $501,573
Large Cap
  Value Fund       15,893         (9,524)         6,369
Large Cap
  Growth Fund      11,807        (20,758)        (8,951)
Small Cap Fund    109,626        (76,157)        33,469
Core Fixed
  Income Fund      10,078        (50,296)       (40,218)
International
  Equity Fund     188,764        (53,902)       134,862

      Subsequent to October 31, 1999, the following Funds had recognized net capital and net foreign currency losses that have been deferred to 2000 for tax purposes and can be used to offset future capital and foreign currency gains at May 31, 2001. The Funds also had capital loss carryforwards at May 31, 2000, that can be used to offset future capital gains.

                         Post           Post        Capital Loss
                      10/31/99       10/31/99        Carryovers
                      Capital       Currency          Expiring
Fund                Loss Deferral  Loss Deferral     2001 - 2008
--------------      -------------  -------------  ----------------
Large Cap Growth      4,072,257            --                --
Core Fixed Income    13,618,194            --        17,518,382
International Equity         --       729,478                --

7. CONCENTRATION OF RISKS

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

--------------------------------------------------------------------------------





8. FUTURES CONTRACTS

The following Funds had futures contracts open as of May 31, 2000:

                 Number      Contract                      Unrealized
  Contract         of          Value                       Gain/Loss
Description     Contracts      (000)        Expiration       (000)
-----------     ---------    ---------      ----------    ------------

LARGE CAP FUND
S & P 500              75     $ 26,666       June 2000     $  (142)

LARGE CAP VALUE FUND
S & P 500               5      $ 1,778       June 2000     $     5

LARGE CAP GROWTH FUND
S & P 500              11      $ 3,911       June 2000     $    92

SMALL CAP FUND
Russell 2000            6      $ 1,427       June 2000     $   (30)

CORE FIXED INCOME FUND
U.S. 5 Year Note    1,348     $131,704       June 2000     $   267
U.S. 5 Year Note      (19)      (1,854)   October 2000          (1)
U.S. 10 Year Note       6          581    October 2000           3
U.S. 10 Year Note     187       18,098    October 2000         249
Munis Bond           (338)     (32,342)      June 2000        (192)
                                                           -------
                                                           $   326
                                                           =======

                   Number     Contract                  Unrealized
  Contract           of         Value                    Gain/Loss
Description       Contracts     (000)      Expiration      (000)
-----------       ---------   -------     -----------    ----------

INTERNATIONAL EQUITY FUND
Australia Ords Index   13       $  572       June 2000     $    3
CAC 40 Index           40        2,376       June 2000         42
DAX Index              14        2,314       June 2000        (16)
FTSE 100 Index         52        4,947       June 2000        118
Hang Seng Index         5          477       June 2000         25
IBEX 35 Index          12        1,191       June 2000        (10)
NIKKEI 225 Index       60        4,558       June 2000       (261)
MIB 30 Index            3          640       June 2000          1
                                                           ------
                                                           $  (98)
                                                           ======

9. LINE OF CREDIT

The Large Cap, Small Cap, Core Fixed Income and International Equity Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings which may not exceed 10% of the Funds' total assets. During the period ended May 31, 2000, no borrowings were made from this line of credit.

10. WRITTEN OPTION TRANSACTIONS

The Core Fixed Income Fund entered into written option transactions during the year ending May 31, 2000. The following is a summary of those transactions:

                                                PREMIUM
                             # OF CONTRACTS      (000)
                             ---------------   ---------
Balance at the beginning
   of period                        (993)          (716)
Written                           (5,847)        (3,803)
Expired                            2,015            858
Exercised                             --             --
Closing Buys                       4,825          3,661
                                  ------         ------
Balance at end of period               0              0
                                  ======         ======

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2000 (UNAUDITED)



For shareholders that do not have a May 31, 2000, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2000, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2000, the Funds of the SEI Institutional Investments Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                (A)                 (B)
                             LONG TERM           ORDINARY
                           CAPITAL GAINS          INCOME               TOTAL
                           DISTRIBUTIONS       DISTRIBUTIONS       DISTRIBUTIONS
PORTFOLIO                   (TAX BASIS)         (TAX BASIS)         (TAX BASIS)
----------                 --------------      --------------      -------------
Large Cap Fund                 62%                   38%                100%
Large Cap Value Fund            0%                  100%                100%
Large Cap Growth Fund           0%                  100%                100%
Small Cap Fund                  0%                  100%                100%
Core Fixed Income Fund          0%                  100%                100%
International Equity Fund      58%                   42%                100%

                                (C)                 (D)                  (E)
                            QUALIFYING          TAX-EXEMPT             FOREIGN
PORTFOLIO                  DIVIDENDS(1)          INTEREST            TAX CREDIT
----------                 ------------         ----------           ----------
Large Cap Fund                100%                    0%                  0%
Large Cap Value Fund          100%                    0%                  0%
Large Cap Growth Fund         100%                    0%                  0%
Small Cap Fund                 10%                    0%                  0%
Core Fixed Income Fund        N/A                     0%                  0%
International Equity Fund       0%                    0%                 10%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) see attached notice which details the per share amount of foreign taxes paid by country and the per share amount of each dividend that represents income derived from sources within each country.

Items (A) and (B) are based on the percentage of each fund's total distribution. Items (C) and (E) are based on the percentage of ordinary income distributions of each fund.
Item (D) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

-------------------
SEI INSTITUTIONAL
INVESTMENTS TRUST
-------------------
ANNUAL REPORT
-------------------
MAY 31, 2000


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W.Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK. FOR MORE INFORMATION CALL 1o800oDIALoSEI/1o800o342o5734

[LOGO OMITTED]

INVESTMENTS
DISTRIBUTION
CO.
OAKS, PA 19456-1100

800-DIAL-SEI/800-342-5734

SEI-F-140-(7/00)